LVIP JPMorgan Core Bond Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.60%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.87% (SOFR30A + 1.55%) 10/25/41	970,000	$973,925
Series 2022-R03 1M2 8.82% (SOFR30A + 3.50%) 3/25/42	760,000	797,486
Series 2023-R06 1M2 8.02% (SOFR30A + 2.70%) 7/25/43	1,550,000	1,602,478
Fannie Mae Grantor Trust Series 2017-T1 A 2.90% 6/25/27	662,812	623,000
Fannie Mae REMIC Trust
~^Series 1999-W1 0.00% 2/25/29	6,922	5,835
Series 1999-W4 A9 6.25% 2/25/29	24,769	24,748
Series 2002-W7 A4 6.00% 6/25/29	82,404	82,388
•Series 2003-W1 1A1 4.78% 12/25/42	97,946	94,129
•Series 2003-W1 2A 5.27% 12/25/42	15,176	14,588
Fannie Mae REMICs
Series 1995-2 Z 8.50% 1/25/25	163	163
Series 1997-39 PD 7.50% 5/20/27	1,237	1,265
Series 1997-46 PL 6.00% 7/18/27	1,985	1,992
Series 1998-36 ZB 6.00% 7/18/28	914	921
Series 1998-46 GZ 6.50% 8/18/28	3,454	3,515
Series 1998-58 PC 6.50% 10/25/28	8,498	8,582
*Series 1999-39 JH 6.50% 8/25/29	17,003	1,733
*Series 2000-52 IO 8.50% 1/25/31	977	154
Series 2001-30 PM 7.00% 7/25/31	8,140	8,357
*Series 2001-33 ID 6.00% 7/25/31	30,758	4,204
Series 2001-36 DE 7.00% 8/25/31	13,026	13,423
Series 2001-44 PD 7.00% 9/25/31	1,108	1,129
Series 2001-61 Z 7.00% 11/25/31	23,485	24,566
•Series 2002-1 SA 7.52% (24.82% minus SOFR30A) 2/25/32	494	561
*•Series 2002-13 SJ 1.60% (7.99% minus SOFR30A) 3/25/32	16,751	368
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
~^Series 2002-15 0.00% 4/25/32	16,354	$14,632
Series 2002-28 PK 6.50% 5/25/32	8,896	9,142
*•Series 2002-68 SH 2.57% (7.89% minus SOFR30A) 10/18/32	20,402	1,711
•Series 2002-77 S 4.52% (14.27% minus SOFR30A) 12/25/32	1,966	1,956
*•Series 2003-116 SB 2.17% (7.49% minus SOFR30A) 11/25/33	25,717	2,106
•Series 2003-130 SX 3.37% (11.35% minus SOFR30A) 1/25/34	309	300
Series 2003-131 CH 5.50% 1/25/34	31,828	32,056
~^Series 2003-132 OA 0.00% 8/25/33	768	691
Series 2003-22 UD 4.00% 4/25/33	49,583	47,563
*Series 2003-44 IU 7.00% 6/25/33	10,830	2,120
Series 2003-47 PE 5.75% 6/25/33	10,096	10,195
•Series 2003-64 SX 0.16% (13.46% minus SOFR30A) 7/25/33	1,778	1,542
Series 2003-7 A1 6.50% 12/25/42	75,193	75,377
•Series 2003-71 DS 0.22% (7.31% minus SOFR30A) 8/25/33	14,418	11,975
•Series 2003-91 SD 3.44% (12.31% minus SOFR30A) 9/25/33	2,715	2,547
Series 2004-35 AZ 4.50% 5/25/34	43,058	41,795
•Series 2004-36 SA 4.58% (19.21% minus SOFR30A) 5/25/34	18,444	18,880
•Series 2004-46 SK 1.55% (16.19% minus SOFR30A) 5/25/34	6,478	6,276
•Series 2004-51 SY 3.37% (14.01% minus SOFR30A) 7/25/34	1,756	1,683
•Series 2004-61 SK 8.50% (50.19% minus SOFR30A) 11/25/32	10,771	11,322
Series 2004-79 ZE 5.50% 11/25/34	236,068	236,667
Series 2004-91 HC 6.00% 12/25/34	300,681	304,486
LVIP JPMorgan Core Bond Fund–1

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•Series 2005-45 DC 4.38% (23.89% minus SOFR30A) 6/25/35	26,875	$28,636
Series 2005-84 XM 5.75% 10/25/35	14,900	15,099
~^Series 2006-110 0.00% 11/25/36	10,792	8,855
*•Series 2006-117 GS 1.22% (6.54% minus SOFR30A) 12/25/36	19,197	1,583
~^Series 2006-22 AO 0.00% 4/25/36	12,582	10,436
•Series 2006-46 SW 4.27% (23.78% minus SOFR30A) 6/25/36	3,690	3,775
*•Series 2007-100 SM 1.02% (6.34% minus SOFR30A) 10/25/37	20,502	1,769
*•Series 2007-53 SH 0.67% (5.99% minus SOFR30A) 6/25/37	25,090	1,722
*•Series 2007-7 SG 1.07% (6.39% minus SOFR30A) 8/25/36	42,337	3,934
*•Series 2007-88 VI 1.11% (6.43% minus SOFR30A) 9/25/37	38,429	3,058
*•Series 2008-1 BI 0.48% (5.80% minus SOFR30A) 2/25/38	20,511	1,347
*•Series 2008-16 IS 0.77% (6.09% minus SOFR30A) 3/25/38	5,248	321
*•Series 2008-46 HI 2.38% 6/25/38	7,331	329
*•Series 2008-53 CI 1.77% (7.09% minus SOFR30A) 7/25/38	7,650	758
*•Series 2009-112 ST 0.82% (6.14% minus SOFR30A) 1/25/40	18,257	1,429
*•Series 2010-100 SV 1.20% (6.52% minus SOFR30A) 9/25/40	758,331	72,817
Series 2010-102 PN 5.00% 9/25/40	298,966	296,123
Series 2010-134 KZ 4.50% 12/25/40	203,805	179,659
*•Series 2010-35 SB 0.99% (6.31% minus SOFR30A) 4/25/40	7,610	571
Series 2010-80 PZ 5.00% 7/25/40	310,796	310,493
*Series 2012-101 BI 4.00% 9/25/27	6,991	106
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2012-118 VZ 3.00% 11/25/42	759,114	$671,921
Series 2012-30 DZ 4.00% 4/25/42	143,138	136,544
~^Series 2013-128 0.00% 12/25/43	67,705	49,572
*•Series 2013-54 BS 0.72% (6.04% minus SOFR30A) 6/25/43	48,441	4,736
Series 2013-67 KZ 2.50% 4/25/43	915,574	724,977
*Series 2014-15 JI 3.50% 4/25/29	1,541,942	82,137
Series 2014-19 Z 4.50% 4/25/44	467,203	454,274
*Series 2014-38 QI 5.50% 12/25/43	243,133	41,342
Series 2015-65 CZ 3.50% 9/25/45	674,915	567,196
Series 2016-38 NA 3.00% 1/25/46	75,410	68,064
*•Series 2016-61 BS 0.67% (5.99% minus SOFR30A) 9/25/46	901,225	49,467
*•Series 2017-76 SB 0.67% (5.99% minus SOFR30A) 10/25/57	816,447	78,048
*•Series 2017-85 SC 0.77% (6.09% minus SOFR30A) 11/25/47	159,209	12,977
Series 2020-47 GZ 2.00% 7/25/50	646,690	366,203
Series 2020-56 AQ 2.00% 8/25/50	2,000,000	1,515,614
*Series 2020-56 DI 2.50% 8/25/50	374,257	61,443
Series 2020-57 TA 2.00% 4/25/50	1,396,446	1,178,500
*Series 2020-73 KI 3.00% 10/25/50	469,488	79,341
Series 2020-90 PE 2.00% 12/25/50	1,380,071	1,091,588
Series 2021-1 EP 1.00% 11/25/50	611,666	453,984
*Series 2021-1 IG 2.50% 2/25/51	1,309,663	225,735
Series 2021-25 GA 1.00% 5/25/51	1,025,042	764,489
Series 2021-28 LB 2.00% 4/25/51	1,200,257	971,266
*Series 2021-3 QI 2.50% 2/25/51	1,516,193	226,567
*Series 2021-43 IO 2.50% 6/25/51	2,738,488	432,474
LVIP JPMorgan Core Bond Fund–2

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-44 MI 2.50% 7/25/51	718,247	$127,453
*Series 2021-61 KI 2.50% 4/25/49	2,582,405	379,459
Series 2021-65 JA 2.00% 1/25/46	429,407	370,091
Series 2022-29 KZ 1.50% 6/25/42	1,336,223	934,357
*Series 2022-86 IO 2.50% 5/25/50	1,670,388	231,805
Fannie Mae Strips
~^Series 329 1 0.00% 1/25/33	1,435	1,222
*Series 365 8 5.50% 5/25/36	6,584	1,215
*Series 427 C73 3.00% 12/25/48	1,831,474	297,656
Fannie Mae Trust Series 2004-W2 2A2 7.00% 2/25/44	5,748	5,890
Freddie Mac REMICs
Series 1863 Z 6.50% 7/15/26	25	25
Series 1981 Z 6.00% 5/15/27	998	1,000
Series 1987 PE 7.50% 9/15/27	2,695	2,768
Series 1999 PU 7.00% 10/15/27	5,106	5,160
Series 2031 PG 7.00% 2/15/28	13,859	14,169
Series 2035 PC 6.95% 3/15/28	13,462	13,549
*Series 2038 PN 7.00% 3/15/28	872	85
Series 2054 PV 7.50% 5/15/28	2,481	2,539
Series 2057 PE 6.75% 5/15/28	22,628	23,102
Series 2064 TE 7.00% 6/15/28	1,325	1,360
Series 2075 PH 6.50% 8/15/28	3,292	3,327
Series 2095 PE 6.00% 11/15/28	9,583	9,635
•Series 2132 SB 7.00% (30.05% minus SOFR30A) 3/15/29	593	632
Series 2178 PB 7.00% 8/15/29	5,386	5,547
Series 2182 ZB 8.00% 9/15/29	8,912	9,082
•Series 2204 GB 8.00% 12/20/29	176	26
Series 2247 Z 7.50% 8/15/30	2,773	2,865
Series 2259 ZC 7.35% 10/15/30	74,475	76,814
~^Series 2306 K 0.00% 5/15/24	7	7
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*•Series 2306 SE 6.34% (10.60% minus H15T10Y) 5/15/24	16	$0
Series 2325 PM 7.00% 6/15/31	1,541	1,584
Series 2344 ZD 6.50% 8/15/31	14,808	14,976
Series 2344 ZJ 6.50% 8/15/31	3,154	3,200
Series 2345 NE 6.50% 8/15/31	1,653	1,686
Series 2359 ZB 8.50% 6/15/31	7,739	8,196
Series 2367 ME 6.50% 10/15/31	27,230	27,777
~^Series 2390 DO 0.00% 12/15/31	1,786	1,641
Series 2410 OE 6.38% 2/15/32	96	96
•Series 2410 QS 5.37% (19.20% minus SOFR30A) 2/15/32	4,156	4,290
*•Series 2410 QX 3.22% (8.54% minus SOFR30A) 2/15/32	3,591	336
•Series 2412 SP 5.23% (15.87% minus SOFR30A) 2/15/32	4,289	4,416
Series 2423 MC 7.00% 3/15/32	8,324	8,581
Series 2423 MT 7.00% 3/15/32	13,242	13,660
Series 2435 CJ 6.50% 4/15/32	27,727	28,659
*•Series 2444 ES 2.52% (7.84% minus SOFR30A) 3/15/32	5,314	494
*•Series 2450 SW 2.57% (7.89% minus SOFR30A) 3/15/32	3,543	334
Series 2455 GK 6.50% 5/15/32	9,588	9,791
Series 2484 LZ 6.50% 7/15/32	7,348	7,461
Series 2500 MC 6.00% 9/15/32	22,500	22,848
Series 2543 YX 6.00% 12/15/32	325,125	330,883
Series 2544 HC 6.00% 12/15/32	18,452	18,749
Series 2574 PE 5.50% 2/15/33	94,417	94,625
Series 2575 ME 6.00% 2/15/33	47,149	47,901
*Series 2586 WI 6.50% 3/15/33	2,980	487
Series 2647 A 3.25% 4/15/32	14,306	13,597
LVIP JPMorgan Core Bond Fund–3

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2764 UG 5.00% 3/15/34	80,854	$80,056
Series 2949 GE 5.50% 3/15/35	105,343	105,796
Series 3047 OD 5.50% 10/15/35	89,418	89,283
•Series 3085 VS 6.99% (28.26% minus SOFR30A) 12/15/35	25,628	30,244
Series 3098 KG 5.50% 1/15/36	90,239	91,397
~^Series 3117 EO 0.00% 2/15/36	7,933	6,445
*•Series 3260 CS 0.71% (6.03% minus SOFR30A) 1/15/37	8,499	596
*•Series 3380 SI 0.94% (6.26% minus SOFR30A) 10/15/37	503,812	42,281
*•Series 3385 SN 0.57% (5.89% minus SOFR30A) 11/15/37	6,594	297
*•Series 3387 SA 0.99% (6.31% minus SOFR30A) 11/15/37	22,436	1,763
Series 3423 PB 5.50% 3/15/38	100,665	102,246
*•Series 3451 SA 0.62% (5.94% minus SOFR30A) 5/15/38	2,333	157
*•Series 3455 SE 0.77% (6.09% minus SOFR30A) 6/15/38	77,728	5,956
Series 3786 PD 4.50% 1/15/41	407,000	391,373
*•Series 3973 SA 1.06% (6.38% minus SOFR30A) 12/15/41	377,065	36,068
Series 4664 UZ 4.00% 3/15/47	1,322,514	1,166,375
Series 4793 CB 3.00% 5/15/48	458,742	398,003
Series 4793 CD 3.00% 6/15/48	300,025	260,026
Series 4813 CJ 3.00% 8/15/48	245,578	207,765
Series 4991 QV 2.00% 9/25/45	368,872	300,076
*Series 5010 IK 2.50% 9/25/50	324,006	47,567
*Series 5010 JI 2.50% 9/25/50	845,608	138,820
*Series 5013 IN 2.50% 9/25/50	392,723	64,450
*Series 5018 MI 2.00% 10/25/50	808,976	107,792
*Series 5059 IB 2.50% 1/25/51	1,215,453	201,306
Series 5092 AP 2.00% 4/25/41	537,032	462,509
*Series 5140 NI 2.50% 5/25/49	1,380,318	195,995
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 5148 BI 2.50% 1/25/49	2,816,603	$411,355
*Series 5148 CI 2.00% 6/25/49	1,347,426	165,443
*Series 5202 IN 3.00% 1/25/47	1,129,175	148,787
Series 5224 HL 4.00% 4/25/52	1,300,000	1,161,673
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1 MT 3.50% 7/25/58	2,724,776	2,407,914
Series 2019-3 MB 3.50% 10/25/58	290,016	237,521
Series 2022-1 MTU 3.25% 11/25/61	768,815	662,963
Series 2023-1 MT 3.00% 10/25/62	1,242,995	1,055,575
•Freddie Mac STACR REMIC Trust
Series 2021-DNA2 M2 7.62% (SOFR30A + 2.30%) 8/25/33	762,317	777,340
Series 2021-DNA6 M2 6.82% (SOFR30A + 1.50%) 10/25/41	2,470,000	2,473,434
Series 2022-DNA2 M1A 6.62% (SOFR30A + 1.30%) 2/25/42	1,806,764	1,810,954
Series 2022-DNA3 M1B 8.22% (SOFR30A + 2.90%) 4/25/42	2,640,000	2,728,339
Series 2022-DNA4 M1B 8.67% (SOFR30A + 3.35%) 5/25/42	700,000	731,532
Freddie Mac Strips
*Series 233 11 5.00% 9/15/35	15,242	2,442
*•Series 239 S30 2.27% (7.59% minus SOFR30A) 8/15/36	17,447	2,143
Series 262 35 3.50% 7/15/42	82,112	76,461
Series 299 300 3.00% 1/15/43	54,325	48,482
*•Series 334 S7 0.67% (5.99% minus SOFR30A) 8/15/44	585,981	53,616
*•Series 353 S1 0.57% (5.89% minus SOFR30A) 12/15/46	240,784	21,210
Freddie Mac Structured Pass Through Certificates
♦•Series T-41 3A 4.33% 7/25/32	5,764	5,326
♦Series T-54 2A 6.50% 2/25/43	46,282	47,580
♦Series T-54 3A 7.00% 2/25/43	19,596	20,093
~♦^Series T-56 A 0.00% 5/25/43	131,899	90,738
~♦^Series T-58 A 0.00% 9/25/43	7,428	5,745
GNMA
Series 2001-10 PE 6.50% 3/16/31	126,393	128,272
LVIP JPMorgan Core Bond Fund–4

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2004-28 S 4.70% (19.35% minus TSFR01M) 4/16/34	6,624	$6,833
Series 2006-38 OH 6.50% 8/20/36	453,232	473,109
*•Series 2007-45 QA 1.20% (6.53% minus TSFR01M) 7/20/37	30,113	2,622
*•Series 2007-51 SG 1.14% (6.47% minus TSFR01M) 8/20/37	94,781	8,911
*•Series 2007-76 SA 1.09% (6.42% minus TSFR01M) 11/20/37	24,330	2,027
*•Series 2008-2 MS 1.72% (7.05% minus TSFR01M) 1/16/38	21,903	2,176
*•Series 2008-55 SA 0.76% (6.09% minus TSFR01M) 6/20/38	14,431	1,113
Series 2009-104 KB 5.50% 11/16/39	236,000	237,949
*•Series 2009-106 ST 0.56% (5.89% minus TSFR01M) 2/20/38	75,916	4,652
*Series 2009-14 KI 6.50% 3/20/39	21,860	5,320
*Series 2009-14 NI 6.50% 3/20/39	16,550	3,685
*•Series 2009-22 SA 0.83% (6.16% minus TSFR01M) 4/20/39	34,600	1,827
*•Series 2009-31 TS 0.86% (6.19% minus TSFR01M) 3/20/39	16,978	346
*•Series 2009-6 SA 0.66% (5.99% minus TSFR01M) 2/16/39	7,818	528
*•Series 2009-6 SH 0.60% (5.93% minus TSFR01M) 2/20/39	27,888	1,971
*•Series 2009-64 SN 0.66% (5.99% minus TSFR01M) 7/16/39	25,132	985
~^Series 2009-79 OK 0.00% 11/16/37	16,365	13,258
Series 2010-130 CP 7.00% 10/16/40	23,407	25,034
*•Series 2011-75 SM 1.16% (6.49% minus TSFR01M) 5/20/41	44,911	3,570
•Series 2011-H19 FA 5.91% (TSFR01M + 0.58%) 8/20/61	97,133	96,617
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2012-H23 SA 5.97% (TSFR01M + 0.64%) 10/20/62	291,179	$290,469
•Series 2013-107 AD 2.83% 11/16/47	325,770	294,017
*•Series 2013-50 IO 0.06% 10/16/48	3,344,999	8,735
*Series 2013-53 OI 3.50% 4/20/43	406,002	44,506
Series 2013-69 MA 1.50% 8/20/42	163,670	142,105
*•Series 2013-74 IO 0.51% 12/16/53	2,986,875	36,902
•Series 2013-H08 FC 5.89% (TSFR01M + 0.56%) 2/20/63	124,321	123,723
Series 2013-H09 HA 1.65% 4/20/63	2,522	2,331
•Series 2014-17 AM 3.54% 6/16/48	3,776	3,616
•Series 2014-H17 FC 5.94% (TSFR01M + 0.61%) 7/20/64	153,658	153,051
•Series 2015-137 WA 5.55% 1/20/38	126,720	127,694
•Series 2015-H16 FG 5.88% (TSFR01M + 0.55%) 7/20/65	336,287	334,266
•Series 2015-H30 FE 6.04% (TSFR01M + 0.71%) 11/20/65	446,898	445,936
*•Series 2016-128 IO 0.86% 9/16/56	2,552,300	109,793
*•Series 2016-135 SB 0.66% (5.99% minus TSFR01M) 10/16/46	426,853	49,878
Series 2016-135 Z 3.00% 10/20/46	249,770	202,241
*•Series 2016-21 ST 0.71% (6.04% minus TSFR01M) 2/20/46	834,062	81,191
*Series 2016-84 IG 4.50% 11/16/45	1,233,734	230,014
•Series 2016-H11 FD 4.87% (TSFR12M + 1.12%) 5/20/66	103,104	103,653
•Series 2016-H26 FC 6.44% (TSFR01M + 1.11%) 12/20/66	74,822	74,923
*•Series 2017-145 IO 0.50% 4/16/57	1,201,090	35,336
*•Series 2017-157 IO 0.52% 12/16/59	600,666	20,158
*•Series 2017-8 IO 0.45% 8/16/58	897,027	21,397
LVIP JPMorgan Core Bond Fund–5

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2017-H14 FK 5.00% (H15T1Y + 0.20%) 5/20/67	116,183	$115,670
•Series 2017-H14 FV 5.94% (TSFR01M + 0.61%) 6/20/67	185,790	185,008
*•Series 2017-H22 IC 0.29% 11/20/67	880,689	28,812
•Series 2018-H13 FC 5.74% (TSFR01M + 0.41%) 7/20/68	194,002	192,482
•Series 2019-H13 FT 5.25% (H15T1Y + 0.45%) 8/20/69	85,703	85,554
Series 2020-103 AD 1.45% 1/16/63	1,792,839	1,303,625
*•Series 2020-109 AI 0.84% 5/16/60	1,550,323	88,805
*Series 2020-123 IL 2.50% 8/20/50	271,615	36,953
*Series 2020-123 NI 2.50% 8/20/50	867,740	119,104
*Series 2020-127 IN 2.50% 8/20/50	355,447	49,007
*Series 2020-129 IE 2.50% 9/20/50	369,787	50,611
*Series 2020-160 IH 2.50% 10/20/50	231,542	32,799
*Series 2020-160 VI 2.50% 10/20/50	369,350	51,313
*Series 2020-160 YI 2.50% 10/20/50	1,269,567	173,201
*Series 2020-173 MI 2.50% 11/20/50	5,231,661	708,781
*Series 2020-181 WI 2.00% 12/20/50	2,622,395	287,274
*•Series 2020-184 IO 0.91% 11/16/60	2,132,993	134,996
•Series 2020-30 PT 4.76% 3/20/48	610,573	585,190
*Series 2020-47 MI 3.50% 4/20/50	715,979	126,167
*Series 2020-47 NI 3.50% 4/20/50	270,464	48,245
•Series 2020-H12 F 5.94% (TSFR01M + 0.61%) 7/20/70	97,625	96,757
•Series 2020-H13 FA 5.89% (TSFR01M + 0.56%) 7/20/70	308,410	305,069
•Series 2020-H13 FC 5.89% (TSFR01M + 0.56%) 7/20/70	92,407	91,411
*•Series 2021-110 IO 0.87% 11/16/63	3,562,169	232,626
*•Series 2021-133 IO 0.88% 7/16/63	4,044,553	261,879
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2021-188 PA 2.00% 10/20/51	68,564	$57,025
*Series 2021-191 NI 3.00% 10/20/51	448,809	73,946
Series 2021-2 AH 1.50% 6/16/63	167,093	126,275
Series 2021-223 P 2.00% 6/20/51	987,338	850,315
*Series 2021-29 TI 2.50% 2/20/51	1,343,055	214,593
*•Series 2021-37 IO 0.80% 1/16/61	2,165,676	122,826
*•Series 2021-60 IO 0.83% 5/16/63	1,701,555	100,593
*•Series 2021-68 IO 0.87% 10/16/62	2,035,441	125,589
Series 2021-77 LC 1.25% 7/20/50	116,638	90,967
Series 2022-139 AL 4.00% 7/20/51	1,500,000	1,307,215
Series 2022-189 PT 2.50% 10/20/51	828,342	685,425
•Series 2022-196 BE 3.00% 10/16/64	900,000	619,797
*•Series 2022-210 IO 0.70% 7/16/64	1,084,230	69,638
*•Series 2022-216 IO 0.75% 7/16/65	1,089,670	66,937
•Series 2022-220 E 3.00% 10/16/64	600,000	447,644
*•Series 2022-3 IO 0.64% 2/16/61	5,087,105	240,137
*•Series 2022-59 IO 0.57% 2/16/62	2,605,684	116,590
Series 2022-99 JW 2.50% 1/20/52	300,000	235,340
Series 92 AH 2.00% 6/16/64	4,299,325	3,235,068
*•Series 92 IA 0.61% 6/16/64	4,599,278	266,499
Total Agency Collateralized Mortgage Obligations (Cost $57,747,492)		57,644,725
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.95%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.39% 2/25/43	43,816	40,431
•Series 2015-M10 A2 3.09% 4/25/27	255,404	244,440
Series 2016-M11 AL 2.94% 7/25/39	108,859	101,888
•Series 2017-M12 A2 3.06% 6/25/27	243,184	231,897
•Series 2017-M5 A2 3.07% 4/25/29	175,513	162,395
LVIP JPMorgan Core Bond Fund–6

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
•Series 2017-M7 A2 2.96% 2/25/27	662,468	$631,397
•Series 2017-M8 A2 3.06% 5/25/27	258,482	246,641
•Series 2018-M10 A2 3.36% 7/25/28	459,412	436,174
Series 2018-M15 1A2 3.70% 1/25/36	900,000	819,359
•Series 2018-M3 A2 3.07% 2/25/30	152,344	140,437
•Series 2018-M9 APT2 3.10% 4/25/28	65,808	61,700
•Series 2019-M23 3A3 2.72% 10/25/31	458,158	394,297
Series 2019-M4 A2 3.61% 2/25/31	301,866	282,693
Series 2019-M5 A2 3.27% 2/25/29	486,141	457,908
Series 2019-M6 A2 3.45% 1/1/29	243,410	230,124
Series 2020-M50 A2 1.20% 10/25/30	296,265	266,733
*•Series 2020-M50 X1 1.82% 10/25/30	4,432,229	292,324
Series 2020-M6 A 2.50% 10/25/37	164,552	140,466
Series 2021-M3 1A1 1.00% 11/25/33	81,359	79,308
*•Series 2021-M3 X1 1.92% 11/25/33	2,357,281	192,837
•Series 2022-M1G A2 1.53% 9/25/31	3,350,000	2,715,470
•Series 2022-M1S A2 2.08% 4/25/32	1,290,000	1,071,553
•Series 2022-M2S A2 3.75% 8/25/32	900,000	835,934
•Series 2022-M3 A2 1.71% 11/25/31	1,500,000	1,208,097
•Series 2023-M4 A2 3.77% 8/25/32	200,000	187,138
•Series 2023-M8 A2 4.47% 3/25/33	9,405,000	9,207,156
•Freddie Mac Multifamily Structured Credit Risk Series 2021-MN2 M1 7.12% (SOFR30A + 1.80%) 7/25/41	1,385,591	1,312,953
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 0.91% 8/25/26	19,634,533	347,099
♦Series K065 A2 3.24% 4/25/27	215,000	205,334
♦•Series K070 A2 3.30% 11/25/27	208,000	199,038
♦•Series K072 AM 3.50% 12/25/27	1,000,000	946,176
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K079 AM 3.93% 6/25/28	588,000	$565,264
♦•Series K081 A2 3.90% 8/25/28	395,000	381,518
*♦•Series K094 X1 0.88% 6/25/29	2,273,740	84,563
*♦•Series K094 XAM 1.15% 6/25/29	3,700,000	189,826
*♦•Series K095 XAM 1.24% 6/25/29	900,000	49,131
*♦•Series K101 X1 0.83% 10/25/29	888,749	33,072
*♦•Series K104 XAM 1.39% 1/25/30	1,900,000	127,031
*♦•Series K105 X1 1.52% 1/25/30	5,272,532	369,348
*♦•Series K110 X1 1.70% 4/25/30	4,564,270	354,331
*♦•Series K115 X1 1.32% 6/25/30	1,489,986	96,684
*♦•Series K116 X1 1.42% 7/25/30	3,666,415	250,662
*♦•Series K124 X1 0.72% 12/25/30	1,492,222	56,697
*♦•Series K128 X1 0.51% 3/25/31	6,438,969	180,856
*♦•Series K130 X1 1.04% 6/25/31	7,982,450	455,426
*♦•Series K131 X1 0.73% 7/25/31	6,782,361	290,750
*♦•Series K133 X1 0.35% 9/25/31	11,641,039	248,139
*♦•Series K142 X1 0.30% 3/25/32	5,195,427	104,076
*♦•Series K143 X1 0.34% 4/25/55	5,290,488	124,342
*♦•Series K145 X1 0.32% 6/25/55	5,687,287	127,914
♦Series K146 A2 2.92% 6/25/32	1,100,000	970,984
*♦•Series K147 X1 0.36% 6/25/32	7,584,367	198,775
*♦•Series K148 X1 0.25% 7/25/32	14,585,429	285,131
*♦•Series K149 X1 0.26% 8/25/32	8,379,174	173,756
♦•Series K150 A2 3.71% 9/25/32	1,000,000	932,841
♦•Series K151 A2 3.80% 10/25/32	1,150,000	1,078,560
*♦•Series K-151 X1 0.18% 10/25/32	15,190,885	237,936
*♦•Series K-1511 X1 0.78% 3/25/34	1,870,575	95,448
LVIP JPMorgan Core Bond Fund–7

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
*♦•Series K-1520 X1 0.47% 2/25/36	3,782,718	$141,574
♦•Series K-153 A2 3.82% 12/25/32	1,000,000	942,110
*♦•Series K-157 X1 0.25% 5/25/33	6,799,688	152,701
♦•Series K507 A2 4.80% 9/25/28	100,000	100,184
*♦•Series K737 X1 0.63% 10/25/26	6,290,316	75,686
*♦•Series K741 X1 0.57% 12/25/27	2,283,493	40,329
*♦•Series K742 X1 0.78% 3/25/28	4,672,787	91,010
*♦•Series K743 X1 0.92% 5/25/28	2,982,280	94,863
♦•Series K754 AM 4.94% 11/25/30	4,180,000	4,205,161
*♦•Series KC05 X1 1.23% 6/25/27	1,093,683	22,586
♦Series KJ14 A2 2.81% 9/25/24	159,934	158,419
♦Series KJ45 A2 4.66% 1/25/31	815,000	798,042
*♦•Series KL06 XFX 1.36% 12/25/29	4,215,000	223,378
♦•Series Q013 APT2 1.17% 5/25/50	751,414	740,538
•FREMF Mortgage Trust
Series 2014-K40 C 4.05% 11/25/47	168,000	165,695
Series 2015-K44 B 3.72% 1/25/48	640,000	626,711
Series 2015-K45 B 3.60% 4/25/48	500,000	489,489
Series 2016-K59 B 3.58% 11/25/49	180,000	170,577
Series 2018-K730 B 3.79% 2/25/50	551,000	538,959
Series 2019-K102 B 3.53% 12/25/51	750,000	669,519
Series 2019-KBF3 B 7.93% (SOFR30A + 2.61%) 1/25/29	1,023,867	1,008,042
Total Agency Commercial Mortgage-Backed Securities (Cost $43,802,213)		43,208,031
AGENCY MORTGAGE-BACKED SECURITIES–25.54%
•Fannie Mae ARM
4.57% (ECOFC + 1.25%) 3/1/29	145	144
5.13% (RFUCCT1Y + 1.60%) 5/1/35	13,681	13,558
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
5.20% (RFUCCT1Y + 1.74%) 10/1/34	7,712	$7,631
5.76% (H15T1Y + 2.14%) 8/1/34	11,144	11,208
5.90% (H15T1Y + 2.15%) 7/1/33	5,100	5,084
5.93% (RFUCCT1Y + 1.61%) 1/1/34	4,835	4,796
6.42% (H15T1Y + 2.28%) 4/1/33	8,296	8,432
7.35% (RFUCCT6M + 1.51%) 1/1/35	25,280	25,579
Fannie Mae S.F. 10 yr
1.27% 12/1/29	1,231,044	1,021,741
1.45% 10/1/30	1,173,030	969,411
1.50% 1/1/31	1,100,000	895,024
1.56% 1/1/31	1,300,000	1,062,318
•1.75% 3/1/32	1,648,421	1,339,038
1.98% 1/1/32	1,985,000	1,643,262
2.01% 4/1/30	1,298,288	1,122,818
2.02% 8/1/30	1,059,000	906,175
•2.15% 2/1/32	1,688,804	1,414,618
2.18% 1/1/34	2,923,344	2,390,743
2.42% 10/1/29	694,577	618,794
2.52% 11/1/29	1,033,982	927,540
2.63% 3/1/26	442,388	423,643
2.93% 7/1/28	1,287,967	1,207,721
2.93% 10/1/29	1,074,276	984,439
2.93% 6/1/30	648,703	591,851
3.03% 4/1/30	650,000	594,125
3.08% 1/1/30	2,757,259	2,542,773
3.08% 4/1/30	444,068	409,419
3.11% 3/1/30	1,536,864	1,418,155
3.12% 11/1/26	885,308	849,235
3.20% 2/1/29	175,180	164,619
3.25% 5/1/29	381,858	358,767
3.34% 2/1/27	1,000,000	957,745
3.45% 3/1/29	430,788	409,531
3.52% 6/1/28	494,250	473,438
3.52% 6/1/32	100,000	92,303
3.54% 6/1/32	1,386,000	1,271,320
3.54% 11/1/32	1,100,000	1,007,870
3.56% 7/1/32	200,000	184,956
3.64% 8/1/28	920,132	882,672
3.67% 6/1/32	97,439	91,183
3.68% 9/1/32	936,000	867,738
3.70% 8/1/32	1,200,000	1,114,758
3.72% 8/1/32	979,044	916,949
3.73% 6/1/32	99,027	92,874
3.77% 12/1/25	140,177	137,131
3.80% 9/1/32	1,105,031	1,033,746
3.81% 12/1/28	300,000	289,279
3.81% 10/1/32	1,245,000	1,164,941
3.81% 11/1/32	1,010,000	944,264
3.83% 7/1/32	199,098	187,390
LVIP JPMorgan Core Bond Fund–8

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
3.84% 7/1/32	200,000	$188,076
3.86% 7/1/32	97,470	92,245
3.88% 7/1/32	97,624	92,498
3.90% 6/1/32	100,000	94,371
3.90% 2/1/33	1,200,000	1,128,176
3.96% 2/1/30	1,200,000	1,152,455
4.06% 7/1/32	97,708	93,698
4.08% 2/1/34	2,235,000	2,123,203
4.11% 7/1/32	100,000	95,852
4.12% 11/1/32	1,405,000	1,346,643
4.13% 7/1/32	100,000	95,913
4.18% 11/1/30	292,718	285,043
4.19% 7/1/32	99,215	95,911
4.21% 2/1/33	1,000,000	962,437
4.22% 10/1/32	1,000,000	965,116
4.32% 3/1/30	1,600,000	1,569,665
4.34% 7/1/32	100,000	97,437
4.36% 2/1/33	500,000	487,040
4.42% 3/1/33	500,000	490,265
4.45% 12/1/32	1,050,000	1,030,348
4.47% 3/1/33	2,000,000	1,964,034
4.49% 6/1/28	700,000	693,311
4.55% 9/1/33	2,885,784	2,853,390
4.57% 6/1/30	1,445,667	1,436,191
4.58% 1/1/33	200,000	198,036
4.60% 2/1/30	600,000	590,448
4.68% 11/1/31	1,050,000	1,047,406
4.69% 1/1/33	298,499	297,886
4.74% 6/1/30	400,000	397,659
4.74% 2/1/33	1,070,000	1,067,727
4.83% 9/1/28	1,100,000	1,106,513
4.86% 12/1/32	775,000	782,917
4.87% 3/1/33	100,000	101,095
4.88% 9/1/28	500,000	503,565
5.21% 12/1/33	3,117,000	3,212,436
5.34% 9/1/28	200,000	204,301
5.50% 9/1/33	9,895	10,015
6.00% 9/1/28	1,505	1,496
Fannie Mae S.F. 15 yr
1.76% 7/1/35	1,500,000	1,140,110
2.95% 7/1/27	1,013,182	956,166
3.16% 5/1/29	280,132	260,878
3.19% 3/1/36	878,123	805,722
3.48% 3/1/37	958,158	857,325
3.50% 4/1/32	1,080,430	1,039,116
3.50% 5/1/43	184,791	169,065
3.85% 8/1/32	200,000	186,574
3.89% 7/1/32	800,000	749,194
3.90% 8/1/32	100,000	93,633
4.00% 2/1/36	435,025	419,989
4.00% 7/1/42	206,028	195,398
4.00% 9/1/42	56,636	53,714
4.06% 7/1/32	300,000	284,328
4.67% 11/1/34	2,955,000	2,938,190
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.50% 4/1/38	1,807	$1,786
6.50% 10/1/35	48,158	48,347
Fannie Mae S.F. 20 yr
2.00% 8/1/40	67,057	56,841
2.00% 6/1/41	236,177	199,164
2.00% 9/1/41	1,047,622	881,048
2.00% 10/1/41	982,487	825,726
2.00% 11/1/41	658,473	553,093
2.00% 12/1/41	1,095,121	919,572
2.00% 1/1/42	3,264,890	2,740,929
2.00% 2/1/42	849,481	712,909
2.00% 3/1/42	257,688	216,166
2.00% 5/1/42	360,696	302,915
2.50% 9/1/36	258,634	232,144
2.50% 3/1/38	784,147	703,575
2.50% 11/1/40	457,221	398,574
2.50% 3/1/41	519,627	452,932
2.50% 4/1/41	1,220,006	1,063,411
2.50% 5/1/41	860,009	751,280
2.50% 11/1/41	242,063	210,787
2.50% 2/1/42	817,338	710,708
2.50% 3/1/42	422,109	366,729
2.50% 4/1/42	955,548	823,482
2.50% 9/1/42	279,128	242,971
3.00% 7/1/35	216,716	200,712
3.00% 2/1/36	535,132	493,957
3.00% 4/1/36	402,979	372,166
3.00% 7/1/36	868,657	800,117
3.00% 8/1/36	1,422,443	1,309,634
3.00% 10/1/36	951,243	874,494
3.00% 4/1/38	325,803	304,999
3.00% 6/1/38	460,514	424,715
3.00% 9/1/40	81,945	73,679
3.00% 1/1/41	134,193	122,227
3.00% 3/1/42	243,824	218,592
3.00% 5/1/42	352,982	315,474
3.00% 6/1/42	887,108	792,474
3.50% 12/1/34	260,224	246,433
3.50% 1/1/35	165,373	156,576
3.50% 2/1/37	116,342	109,630
3.50% 3/1/37	87,299	82,898
3.50% 12/1/37	143,271	134,131
3.50% 8/1/39	93,896	88,616
3.50% 2/1/40	474,452	442,943
3.50% 4/1/42	173,752	158,958
3.50% 1/1/44	207,569	189,910
4.50% 1/1/25	478	473
4.50% 11/1/38	390,496	384,316
Fannie Mae S.F. 30 yr
1.50% 1/1/51	565,254	427,139
1.50% 3/1/51	2,057,318	1,555,393
2.00% 8/1/50	1,080,154	863,451
2.00% 9/1/50	1,828,620	1,459,795
2.00% 10/1/50	3,044,809	2,428,808
LVIP JPMorgan Core Bond Fund–9

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 1/1/51	386,526	$308,946
2.00% 2/1/51	7,978,945	6,393,467
2.00% 3/1/51	4,615,978	3,711,231
2.00% 4/1/51	5,195,166	4,146,843
2.00% 5/1/51	1,137,952	905,537
2.00% 7/1/51	94,218	75,141
2.00% 8/1/51	1,185,553	947,675
2.00% 10/1/51	1,411,006	1,138,237
2.00% 11/1/51	422,646	337,518
2.00% 12/1/51	449,250	355,636
2.00% 1/1/52	1,879,708	1,503,515
2.00% 2/1/52	681,599	547,838
2.00% 3/1/52	1,779,179	1,427,409
2.50% 5/1/50	1,202,394	1,011,049
2.50% 6/1/50	296,511	248,667
2.50% 7/1/50	1,409,115	1,166,996
2.50% 9/1/50	431,528	357,941
2.50% 10/1/50	1,801,169	1,511,574
2.50% 11/1/50	399,553	336,147
2.50% 12/1/50	136,839	115,062
2.50% 1/1/51	945,722	795,000
2.50% 2/1/51	650,454	545,755
2.50% 3/1/51	364,270	307,152
2.50% 4/1/51	215,890	182,168
2.50% 5/1/51	1,011,792	845,500
2.50% 6/1/51	5,043,478	4,224,293
2.50% 7/1/51	1,641,754	1,382,179
2.50% 8/1/51	4,640,098	3,873,298
2.50% 9/1/51	803,666	676,910
2.50% 10/1/51	5,419,217	4,526,846
2.50% 11/1/51	1,657,802	1,380,511
2.50% 12/1/51	1,423,930	1,182,002
2.50% 1/1/52	3,192,076	2,670,642
2.50% 2/1/52	4,524,972	3,790,073
2.50% 3/1/52	6,405,130	5,349,282
2.50% 4/1/52	87,024	72,946
2.50% 7/1/61	4,439,374	3,551,750
2.50% 9/1/61	2,169,454	1,735,676
2.50% 3/1/62	958,073	766,802
3.00% 9/1/31	67,134	61,665
3.00% 6/1/43	86,903	77,585
3.00% 7/1/43	191,600	171,057
3.00% 10/1/43	189,194	168,931
3.00% 1/1/45	159,664	142,566
3.00% 9/1/46	56,205	49,520
3.00% 10/1/46	659,069	580,780
3.00% 12/1/46	392,611	346,598
3.00% 1/1/47	4,722,133	4,188,595
3.00% 2/1/47	1,714,641	1,522,515
3.00% 11/1/48	246,042	219,692
3.00% 2/1/50	652,019	585,174
3.00% 4/1/50	1,213,355	1,062,230
3.00% 10/1/50	567,056	498,246
3.00% 11/1/50	1,348,869	1,173,539
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 6/1/51	142,222	$125,362
3.00% 8/1/51	1,402,948	1,234,316
3.00% 10/1/51	299,383	262,112
3.00% 11/1/51	2,662,220	2,326,584
3.00% 12/1/51	562,621	494,071
3.00% 1/1/52	8,535,363	7,386,546
3.00% 2/1/52	2,405,935	2,079,651
3.00% 3/1/52	7,083,339	6,168,329
3.00% 4/1/52	962,038	833,777
3.00% 6/1/52	540,797	466,625
3.00% 7/1/60	638,652	533,705
3.00% 3/1/61	1,006,685	856,213
3.00% 6/1/62	1,292,937	1,080,279
3.50% 12/1/42	72,238	66,425
3.50% 3/1/43	598,393	552,237
3.50% 11/1/44	5,867,857	5,368,786
3.50% 2/1/46	275,555	250,933
3.50% 10/1/46	134,482	122,748
3.50% 12/1/46	808,156	743,447
3.50% 12/1/47	1,595,974	1,455,240
3.50% 11/1/48	7,050,647	6,431,967
3.50% 8/1/49	546,088	507,121
3.50% 6/1/50	108,262	98,698
3.50% 11/1/51	1,894,064	1,702,837
3.50% 12/1/51	160,537	145,822
3.50% 1/1/52	679,353	615,614
3.50% 3/1/52	582,220	522,932
3.50% 4/1/52	2,619,430	2,346,564
3.50% 5/1/52	3,568,356	3,230,910
3.50% 6/1/52	1,808,971	1,620,549
3.50% 3/1/60	686,925	606,282
3.50% 3/1/62	2,873,589	2,531,417
3.50% 6/1/62	991,886	869,203
4.00% 11/1/42	467,604	443,085
4.00% 4/1/44	1,058,365	1,000,999
4.00% 10/1/44	5,494,506	5,206,309
4.00% 12/1/44	180,239	170,571
4.00% 2/1/47	90,263	85,500
4.00% 5/1/47	697,167	658,526
4.00% 6/1/47	484,031	460,015
4.00% 6/1/48	114,774	108,694
4.00% 10/1/48	475,823	447,428
4.00% 1/1/49	499,621	471,744
4.00% 7/1/49	137,878	129,697
4.00% 3/1/50	428,971	400,790
4.00% 2/1/51	882,636	821,444
4.00% 11/1/51	673,364	625,108
4.00% 12/1/51	474,942	441,099
4.00% 4/1/52	4,753,486	4,437,103
4.00% 5/1/52	82,710	77,472
4.00% 7/1/52	1,090,487	1,016,132
4.00% 7/1/56	189,827	176,370
4.00% 8/1/56	3,586,514	3,327,808
4.00% 6/1/57	754,837	706,491
LVIP JPMorgan Core Bond Fund–10

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 8/1/58	1,443,524	$1,351,059
4.00% 8/1/59	1,173,268	1,092,430
4.00% 12/1/61	850,182	777,773
4.00% 3/1/62	273,694	249,192
4.00% 6/1/62	312,961	291,346
4.27% 10/1/32	489,698	475,092
4.50% 4/1/39	82,381	80,218
4.50% 5/1/39	2,010	1,971
4.50% 6/1/39	439,746	431,265
4.50% 10/1/43	488,943	479,521
4.50% 2/1/46	110,654	107,972
4.50% 3/1/46	696,145	679,280
4.50% 6/1/48	266,807	259,710
4.50% 7/1/48	347,008	336,554
4.50% 8/1/48	554,512	537,807
4.50% 10/1/48	26,600	25,852
4.50% 11/1/48	271,505	263,326
4.50% 4/1/49	208,835	200,834
4.50% 5/1/49	151,053	145,576
4.50% 7/1/49	373,628	361,285
4.50% 9/1/49	1,652,874	1,603,128
4.50% 1/1/50	2,698,505	2,646,459
4.50% 3/1/50	265,693	259,254
4.50% 5/1/50	350,062	336,820
4.50% 9/1/51	334,233	322,022
4.50% 8/1/52	254,299	242,151
4.50% 9/1/52	726,097	693,959
4.50% 11/1/52	1,752,517	1,671,157
4.50% 1/1/53	740,975	705,922
4.50% 3/1/53	661,501	630,183
4.50% 4/1/53	575,045	547,574
4.50% 9/1/57	919,060	881,955
4.50% 8/1/58	925,811	888,449
4.50% 1/1/59	82,733	78,780
4.50% 6/1/62	869,435	827,879
5.00% 9/1/35	8,479	8,523
5.00% 9/1/48	609,130	611,109
5.00% 10/1/48	152,092	150,195
5.00% 1/1/49	276,378	275,938
5.00% 2/1/49	77,096	76,017
5.00% 4/1/49	161,194	160,637
5.00% 6/1/49	114,175	112,750
5.00% 9/1/49	829,472	826,029
5.00% 12/1/49	789,631	784,997
5.00% 6/1/52	427,377	421,471
5.00% 7/1/52	415,620	407,926
5.00% 8/1/52	178,894	174,686
5.00% 12/1/52	84,071	82,209
5.00% 1/1/53	473,082	462,721
5.00% 2/1/53	468,285	458,605
5.00% 3/1/53	820,087	801,972
5.00% 4/1/53	826,444	807,953
5.00% 5/1/53	475,574	465,158
5.00% 6/1/53	1,674,629	1,633,894
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 12/1/61	816,945	$800,839
5.50% 5/1/34	172,304	175,879
5.50% 9/1/36	228,592	233,335
5.50% 1/1/38	698,934	713,432
5.50% 2/1/38	2,280	2,301
5.50% 3/1/38	1,379	1,407
5.50% 6/1/38	470	479
5.50% 1/1/39	257,762	263,116
5.50% 3/1/40	461,616	471,199
5.50% 3/1/41	237,080	242,000
5.50% 6/1/41	157,009	160,280
5.50% 7/1/41	506,116	516,631
5.50% 8/1/52	163,341	162,577
5.50% 2/1/53	278,460	277,917
5.50% 4/1/53	749,181	747,717
5.50% 5/1/53	1,237,338	1,238,941
5.50% 9/1/53	6,352,672	6,333,065
5.50% 1/1/58	1,113,742	1,143,016
6.00% 1/1/29	459	463
6.00% 3/1/32	5,832	5,919
6.00% 3/1/33	2,618	2,673
6.00% 10/1/39	274,011	282,472
6.00% 7/1/41	682,166	706,733
6.00% 1/1/53	340,814	345,756
6.00% 3/1/53	187,360	189,854
6.00% 5/1/53	929,931	944,230
6.00% 6/1/53	94,320	95,269
6.00% 7/1/53	1,980,222	2,008,746
6.50% 9/1/25	183	188
6.50% 4/1/32	14,858	15,352
6.50% 11/1/36	20,457	21,390
6.50% 10/1/38	142,351	145,431
6.50% 11/1/52	345,851	357,180
6.50% 1/1/53	1,682,438	1,737,557
6.50% 2/1/53	482,520	495,969
7.00% 6/1/35	228,329	235,504
7.50% 3/1/30	2,637	2,635
8.00% 3/1/27	3,661	3,687
8.00% 11/1/28	7,853	8,000
8.50% 6/1/30	244	244
9.00% 4/1/25	145	144
Fannie Mae S.F. 30 yr TBA 2.50% 4/1/54	6,180,000	5,107,525
•Freddie Mac ARM
2.88% (RFUCCT1Y + 1.62%) 11/1/47	785,024	759,147
3.01% (RFUCCT1Y + 1.63%) 11/1/48	2,221,662	2,091,500
3.10% (RFUCCT1Y + 1.62%) 2/1/50	1,245,495	1,175,808
4.79% (RFUCCT1Y + 1.75%) 4/1/34	5,466	5,403
4.80% (RFUCCT1Y + 1.58%) 3/1/35	12,363	12,308
LVIP JPMorgan Core Bond Fund–11

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM (continued)
5.78% (H15T1Y + 2.11%) 1/1/27	3,323	$3,288
6.02% (RFUCCT1Y + 1.79%) 1/1/37	6,914	6,892
6.26% (H15T1Y + 2.25%) 4/1/30	1,122	1,111
Freddie Mac S.F. 10 yr
3.50% 4/1/33	160,007	152,273
3.75% 8/1/32	1,200,000	1,116,022
7.00% 7/1/29	20,676	20,887
Freddie Mac S.F. 15 yr
3.00% 9/1/32	86,606	81,909
3.00% 10/1/32	90,390	85,378
3.00% 10/1/33	65,784	61,933
3.00% 12/1/33	26,189	24,633
Freddie Mac S.F. 20 yr
1.50% 11/1/40	2,295,305	1,887,145
1.50% 5/1/41	2,390,989	1,958,979
1.50% 7/1/41	1,790,029	1,461,599
1.50% 10/1/41	2,504,134	2,039,229
1.50% 11/1/41	337,228	274,480
2.00% 10/1/40	1,095,541	927,079
2.00% 7/1/41	1,074,588	906,650
2.00% 9/1/41	2,813,709	2,366,466
2.00% 10/1/41	1,145,831	963,076
2.00% 11/1/41	641,153	542,066
2.00% 12/1/41	1,256,510	1,054,980
2.00% 1/1/42	3,876,198	3,253,354
2.00% 2/1/42	1,110,773	931,980
2.00% 4/1/42	2,487,369	2,094,595
2.00% 5/1/42	184,041	154,283
2.00% 8/1/42	179,828	151,211
2.50% 4/1/41	142,996	124,640
2.50% 3/1/42	427,861	371,511
3.00% 6/1/36	61,857	56,986
3.00% 5/1/42	87,304	77,252
3.00% 7/1/42	531,445	474,580
3.00% 9/1/42	990,528	883,569
3.50% 1/1/38	899,477	843,783
3.50% 6/1/42	156,276	141,618
4.00% 6/1/42	73,211	69,521
Freddie Mac S.F. 30 yr
1.50% 2/1/51	647,104	489,486
1.50% 3/1/52	458,667	345,513
2.00% 11/1/50	1,259,989	1,013,865
2.00% 2/1/51	2,869,934	2,315,761
2.00% 3/1/51	1,623,305	1,310,605
2.00% 4/1/51	491,033	399,754
2.00% 6/1/51	901,842	723,875
2.00% 8/1/51	831,969	663,046
2.00% 2/1/52	638,267	509,752
2.50% 7/1/50	4,473,769	3,735,720
2.50% 10/1/50	934,980	789,304
2.50% 11/1/50	3,341,445	2,820,215
2.50% 12/1/50	3,570,495	3,007,180
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 1/1/51	41,768	$35,102
2.50% 2/1/51	1,382,445	1,165,267
2.50% 3/1/51	70,724	59,963
2.50% 5/1/51	922,011	772,294
2.50% 7/1/51	340,364	282,857
2.50% 8/1/51	2,531,376	2,129,019
2.50% 9/1/51	505,615	424,880
2.50% 10/1/51	2,948,342	2,461,945
2.50% 11/1/51	6,061,931	5,104,981
2.50% 12/1/51	159,694	133,236
2.50% 1/1/52	11,640,868	9,754,288
2.50% 2/1/52	945,758	795,524
2.50% 3/1/52	86,863	73,038
2.50% 4/1/52	7,038,914	5,902,513
3.00% 1/1/47	1,747,947	1,543,560
3.00% 9/1/48	36,166	31,890
3.00% 9/1/49	356,185	313,174
3.00% 11/1/49	354,501	311,200
3.00% 1/1/50	42,183	37,236
3.00% 6/1/50	1,022,238	884,645
3.00% 8/1/50	5,049,854	4,409,585
3.00% 2/1/51	159,472	138,843
3.00% 6/1/51	505,548	442,019
3.00% 10/1/51	436,189	381,092
3.00% 11/1/51	311,509	269,406
3.00% 12/1/51	179,945	156,054
3.00% 1/1/52	248,615	217,187
3.00% 2/1/52	1,426,711	1,229,446
3.00% 4/1/52	180,195	156,935
3.50% 7/1/50	658,639	596,960
3.50% 12/1/50	839,448	759,963
3.50% 1/1/52	165,199	148,461
3.50% 4/1/52	1,519,917	1,361,020
3.50% 5/1/52	1,691,110	1,516,273
3.50% 6/1/52	1,835,351	1,647,122
4.00% 9/1/32	200,000	189,797
4.00% 8/1/44	13,518	12,681
4.00% 5/1/45	8,752	8,300
4.00% 10/1/45	14,065	13,321
4.00% 11/1/45	11,587	10,974
4.00% 1/1/46	115,232	109,421
4.00% 7/1/49	5,268,405	4,962,266
4.00% 1/1/50	258,316	242,575
4.00% 7/1/50	856,308	801,247
4.00% 4/1/52	4,542,309	4,237,013
4.00% 7/1/52	353,753	333,400
4.00% 2/1/53	1,657,023	1,554,458
4.50% 10/1/35	108,245	105,894
4.50% 3/1/47	571,607	557,825
4.50% 5/1/47	31,898	31,032
4.50% 6/1/47	533,702	520,313
4.50% 9/1/50	175,103	168,617
4.50% 1/1/51	576,379	557,527
4.50% 7/1/52	734,559	703,783
LVIP JPMorgan Core Bond Fund–12

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 8/1/52	186,647	$180,359
4.50% 9/1/52	181,071	172,489
4.50% 10/1/52	1,614,205	1,538,484
4.50% 11/1/52	2,413,518	2,304,985
4.50% 12/1/52	554,096	527,884
5.00% 1/1/49	10,843	10,743
5.00% 7/1/52	2,046,021	2,005,630
5.00% 11/1/52	364,770	357,207
5.00% 12/1/52	458,287	448,596
5.00% 1/1/53	999,309	977,988
5.00% 3/1/53	835,278	821,315
5.00% 4/1/53	1,248,313	1,221,074
5.00% 6/1/53	479,185	468,689
5.50% 10/1/33	14,299	14,614
5.50% 12/1/52	465,098	463,775
5.50% 1/1/53	267,296	266,669
5.50% 3/1/53	559,325	559,443
5.50% 4/1/53	1,232,470	1,228,344
5.50% 5/1/53	1,119,895	1,120,095
5.50% 6/1/53	838,514	836,876
5.50% 7/1/53	289,253	291,094
6.00% 2/1/32	2,064	2,110
6.00% 12/1/52	1,443,397	1,467,641
6.50% 6/1/29	3,174	3,246
6.50% 11/1/34	3,244	3,345
6.50% 1/1/53	381,640	391,678
6.50% 2/1/53	904,370	930,288
6.50% 3/1/53	95,057	97,470
6.50% 4/1/53	686,444	704,444
6.50% 5/1/53	1,279,273	1,321,474
7.00% 4/1/35	23,066	23,806
8.50% 7/1/28	261	265
GNMA I S.F. 30 yr
3.00% 9/15/42	341,023	308,109
3.00% 10/15/42	27,476	24,822
3.50% 5/15/50	238,695	221,343
4.00% 3/15/50	31,593	29,770
5.50% 6/15/38	478,976	492,061
5.50% 7/15/38	450,484	462,790
5.50% 9/15/38	758,865	800,364
6.00% 5/15/37	25,253	25,716
6.00% 10/15/38	3,479	3,572
6.50% 3/15/28	485	494
6.50% 12/15/38	10,512	10,846
7.00% 12/15/25	73	73
7.00% 11/15/27	405	406
7.00% 6/15/28	885	888
7.00% 6/15/33	2,696	2,811
7.50% 9/15/28	854	855
8.00% 10/15/27	860	860
•GNMA II
6.55% (H15T1Y + 1.66%) 4/20/72	1,237,689	1,290,874
6.55% (H15T1Y + 1.68%) 4/20/72	1,171,469	1,222,978
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•GNMA II (continued)
6.58% (H15T1Y + 1.70%) 2/20/72	1,241,428	$1,294,985
6.58% (H15T1Y + 1.71%) 3/20/72	1,021,654	1,067,271
6.68% (H15T1Y + 1.84%) 8/20/71	1,308,122	1,369,150
6.70% (H15T1Y + 1.83%) 7/20/72	941,921	993,801
GNMA II S.F. 10 yr 3.75% 12/20/32	63,124	60,611
GNMA II S.F. 30 yr
2.00% 12/20/50	1,229,038	994,609
2.00% 2/20/51	1,257,073	1,030,162
2.00% 3/20/51	1,325,186	1,063,921
2.50% 10/20/49	668,202	572,947
2.50% 12/20/50	938,680	791,333
2.50% 1/20/51	295,847	252,413
2.50% 2/20/51	4,858,920	4,145,569
2.50% 5/20/51	280,353	236,304
2.50% 6/20/51	399,744	336,703
2.50% 7/20/51	705,996	599,269
2.50% 8/20/51	9,099,841	7,749,860
2.50% 10/20/51	4,544,332	3,847,524
2.50% 11/20/51	584,091	495,215
2.50% 12/20/51	2,167,512	1,829,932
2.50% 8/20/52	86,586	73,768
2.50% 9/20/52	348,625	297,035
2.50% 2/20/53	817,534	696,899
3.00% 1/20/46	43,640	39,107
3.00% 8/20/46	330,738	295,733
3.00% 11/20/46	171,645	153,434
3.00% 2/20/47	58,868	52,627
3.00% 4/20/47	39,155	34,999
3.00% 9/20/47	227,007	202,674
3.00% 1/20/50	645,438	570,241
3.00% 3/20/50	566,494	486,139
3.00% 7/20/50	934,591	823,960
3.00% 2/20/51	6,875,485	6,073,150
3.00% 5/20/51	63,351	55,860
3.00% 7/20/51	561,138	494,779
3.00% 9/20/51	4,619,652	4,077,878
3.00% 10/20/51	542,035	477,933
3.00% 11/20/51	832,702	736,871
3.00% 12/20/51	819,417	722,897
3.00% 1/20/52	840,293	740,049
3.00% 2/20/52	2,344,291	2,073,145
3.00% 3/20/52	8,888,359	7,807,769
3.00% 4/20/52	1,895,954	1,632,945
3.00% 11/20/52	634,502	559,414
3.00% 12/20/52	984,075	867,620
3.00% 1/20/53	457,591	404,335
3.00% 4/20/53	182,071	160,810
3.50% 3/20/45	9,336	8,634
3.50% 4/20/45	166,197	153,984
3.50% 11/20/45	185,631	171,589
LVIP JPMorgan Core Bond Fund–13

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 1/20/46	110,882	$102,483
3.50% 3/20/46	528,288	485,849
3.50% 4/20/46	354,988	328,048
3.50% 5/20/46	146,076	134,980
3.50% 6/20/46	244,753	226,122
3.50% 7/20/46	150,930	139,433
3.50% 9/20/46	45,080	41,458
3.50% 9/20/47	1,875,321	1,727,011
3.50% 10/20/47	369,194	338,338
3.50% 9/20/48	5,193,338	4,781,475
3.50% 10/20/48	109,210	100,493
3.50% 11/20/48	1,086,842	999,972
3.50% 10/20/49	76,926	70,447
3.50% 2/20/50	110,811	100,803
3.50% 4/20/50	895,586	812,013
3.50% 2/20/52	723,036	656,151
3.50% 3/20/52	362,075	325,797
3.50% 4/20/52	2,311,696	2,102,986
3.50% 6/20/52	357,912	321,166
3.50% 12/20/52	1,407,455	1,280,386
3.50% 2/20/53	92,088	84,306
3.75% 4/20/48	1,394,253	1,297,138
4.00% 10/20/44	23,940	22,982
4.00% 8/20/46	443,979	421,507
4.00% 2/20/47	124,965	118,646
4.00% 6/20/47	1,137,659	1,080,771
4.00% 9/20/47	688,845	653,184
4.00% 11/20/47	362,057	344,165
4.00% 12/20/47	146,263	138,746
4.00% 2/20/48	459,801	431,384
4.00% 3/20/48	1,527,772	1,448,053
4.00% 4/20/48	109,028	103,283
4.00% 5/20/48	159,265	150,823
4.00% 8/20/48	426,289	402,179
4.00% 9/20/48	127,205	120,384
4.00% 2/20/49	815,587	772,619
4.00% 3/20/49	252,803	239,016
4.00% 4/20/49	213,042	201,424
4.00% 10/20/49	86,695	82,094
4.00% 11/20/49	604,530	565,546
4.00% 1/20/50	69,249	66,290
4.00% 2/20/50	438,958	415,587
4.00% 3/20/50	466,973	438,911
4.00% 4/20/50	1,008,412	945,317
4.00% 2/20/52	936,070	875,351
4.00% 5/20/52	1,258,494	1,177,360
4.00% 6/20/52	1,263,199	1,184,951
4.00% 8/20/52	2,157,611	2,018,503
4.00% 4/20/53	191,134	178,812
4.50% 8/20/47	188,998	184,485
4.50% 4/20/48	344,078	335,170
4.50% 5/20/48	17,882	17,411
4.50% 6/20/48	403,861	393,176
4.50% 7/20/48	8,704	8,472
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 8/20/48	1,507,477	$1,467,280
4.50% 10/20/48	297,188	289,233
4.50% 12/20/48	527,055	512,920
4.50% 1/20/49	590,289	574,399
4.50% 2/20/49	534,719	520,298
4.50% 3/20/49	1,101,616	1,071,962
4.50% 9/20/49	766,671	755,970
4.50% 2/20/50	1,153,309	1,121,442
4.50% 3/20/50	119,501	116,256
4.50% 5/20/50	1,257,513	1,221,027
4.50% 11/20/50	614,746	591,132
4.50% 12/20/50	155,114	150,949
4.50% 5/20/52	2,078,743	2,005,824
4.50% 8/20/52	1,005,798	966,887
4.50% 9/20/52	2,472,362	2,381,812
5.00% 5/20/48	126,032	125,707
5.00% 6/20/48	82,869	82,578
5.00% 9/20/48	155,643	154,906
5.00% 10/20/48	601,480	599,652
5.00% 11/20/48	253,020	252,498
5.00% 12/20/48	367,586	366,071
5.00% 1/20/49	427,110	424,691
5.00% 4/20/49	249,380	247,967
5.00% 9/20/49	251,637	250,949
5.00% 11/20/49	155,450	155,026
5.00% 1/20/50	227,853	227,091
5.00% 12/20/51	66,872	66,257
5.00% 9/20/52	465,235	463,050
5.00% 10/20/52	1,008,182	992,100
5.00% 11/20/52	1,391,375	1,368,358
5.00% 12/20/52	186,111	182,972
5.00% 1/20/53	3,088,368	3,041,679
5.00% 3/20/53	95,415	93,814
5.00% 5/20/53	474,961	467,438
5.00% 6/20/63	1,119,693	1,090,549
5.50% 11/20/52	1,635,292	1,634,217
5.50% 2/20/53	570,444	575,297
5.50% 6/20/53	825,258	824,417
5.50% 7/20/53	1,114,488	1,113,352
6.00% 4/20/53	988,718	997,340
6.00% 6/20/53	987,411	1,005,828
6.00% 6/20/63	1,192,412	1,192,593
7.50% 12/20/26	192	192
8.00% 11/20/26	2,907	2,936
8.00% 1/20/27	353	356
Total Agency Mortgage-Backed Securities (Cost $560,039,352)		566,692,919
AGENCY OBLIGATIONS–0.04%
^Fannie Mae Principal Strip 0.00% 3/23/28	630,000	528,394
Tennessee Valley Authority
4.25% 9/15/65	101,000	88,053
4.63% 9/15/60	93,000	88,110
LVIP JPMorgan Core Bond Fund–14

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority (continued)
5.88% 4/1/36	140,000	$155,899
Total Agency Obligations (Cost $869,109)		860,456
CORPORATE BONDS–26.32%
Aerospace & Defense–0.60%
BAE Systems Holdings, Inc. 3.80% 10/7/24	45,000	44,547
BAE Systems PLC
1.90% 2/15/31	200,000	162,714
5.80% 10/11/41	51,000	52,536
Boeing Co.
2.20% 2/4/26	200,000	187,240
2.70% 2/1/27	810,000	746,095
2.80% 3/1/27	240,000	221,623
3.20% 3/1/29	830,000	741,477
3.25% 3/1/28	224,000	205,322
3.75% 2/1/50	320,000	222,605
5.93% 5/1/60	560,000	525,020
General Dynamics Corp. 4.25% 4/1/40	50,000	45,332
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	420,618
5.25% 6/1/31	1,080,000	1,077,997
5.40% 7/31/33	297,000	298,866
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,332,755
4.50% 5/15/36	640,000	607,838
Northrop Grumman Corp.
5.15% 5/1/40	140,000	137,154
5.25% 5/1/50	3,390,000	3,325,345
RTX Corp.
2.25% 7/1/30	570,000	486,627
3.13% 7/1/50	1,520,000	1,037,404
3.75% 11/1/46	80,000	61,912
4.13% 11/16/28	980,000	947,938
4.15% 5/15/45	138,000	114,537
4.35% 4/15/47	90,000	76,618
5.15% 2/27/33	221,000	221,420
		13,301,540
Agriculture–0.27%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,403,846
3.40% 2/4/41	610,000	447,490
BAT Capital Corp.
2.26% 3/25/28	210,000	186,939
3.56% 8/15/27	600,000	568,168
3.73% 9/25/40	710,000	526,163
4.39% 8/15/37	250,000	210,139
4.54% 8/15/47	1,132,000	874,006
BAT International Finance PLC 1.67% 3/25/26	160,000	148,922
Bunge Ltd. Finance Corp. 2.75% 5/14/31	400,000	344,475
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc. 2.10% 5/1/30	810,000	$688,214
Reynolds American, Inc. 5.85% 8/15/45	150,000	139,132
Viterra Finance BV 3.20% 4/21/31	400,000	346,278
		5,883,772
Airlines–0.24%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	186,784	169,040
3.55% 7/15/31	132,904	117,484
3.60% 9/15/28	59,838	56,704
4.13% 11/15/26	78,982	77,207
♦American Airlines Pass-Through Trust
3.00% 4/15/30	85,374	77,738
3.38% 11/1/28	920,420	869,379
3.70% 4/1/28	26,407	25,331
♦British Airways Pass-Through Trust
3.30% 6/15/34	123,389	110,722
3.80% 3/20/33	53,366	50,189
4.13% 3/20/33	71,916	66,316
♦Continental Airlines Pass-Through Trust 4.00% 4/29/26	12,570	12,415
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	251,818	238,076
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	676,661	669,779
4.75% 10/20/28	1,580,000	1,545,330
♦Spirit Airlines Pass-Through Trust 3.38% 8/15/31	41,041	36,378
♦United Airlines Pass-Through Trust
2.70% 11/1/33	185,031	158,281
2.88% 4/7/30	68,785	62,302
3.10% 4/7/30	220,112	195,896
3.65% 7/7/27	32,083	30,525
3.70% 9/1/31	297,580	266,380
4.00% 10/11/27	40,129	38,872
4.15% 10/11/25	96,641	96,561
4.15% 2/25/33	197,073	184,341
4.30% 2/15/27	105,664	103,645
4.60% 9/1/27	68,562	66,151
		5,325,042
Apparel–0.08%
NIKE, Inc.
2.75% 3/27/27	320,000	302,985
2.85% 3/27/30	1,220,000	1,102,344
LVIP JPMorgan Core Bond Fund–15

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel (continued)
NIKE, Inc. (continued)
3.25% 3/27/40	330,000	$265,688
		1,671,017
Auto Manufacturers–0.24%
General Motors Co.
5.60% 10/15/32	240,000	242,884
6.75% 4/1/46	150,000	161,986
General Motors Financial Co., Inc.
1.20% 10/15/24	110,000	107,374
1.25% 1/8/26	467,000	434,584
2.35% 1/8/31	97,000	80,096
2.70% 6/10/31	320,000	266,740
3.80% 4/7/25	180,000	176,729
5.40% 5/8/27	730,000	731,909
5.75% 2/8/31	810,000	818,781
Hyundai Capital America
1.30% 1/8/26	115,000	106,900
1.50% 6/15/26	45,000	41,392
1.80% 10/15/25	140,000	132,320
1.80% 1/10/28	215,000	189,361
2.38% 10/15/27	130,000	117,858
3.00% 2/10/27	200,000	187,763
5.65% 6/26/26	1,280,000	1,284,054
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	168,281
		5,249,012
Auto Parts & Equipment–0.00%
Lear Corp. 2.60% 1/15/32	110,000	90,246
		90,246
Banks–9.82%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	788,322
6.58% 10/13/26	1,800,000	1,817,649
μAIB Group PLC
4.26% 4/10/25	250,000	249,862
6.61% 9/13/29	200,000	208,493
ANZ New Zealand International Ltd.
2.55% 2/13/30	200,000	174,539
3.45% 1/21/28	200,000	188,426
5.36% 8/14/28	300,000	303,374
Banco Nacional de Panama 2.50% 8/11/30	300,000	234,842
Banco Santander SA
μ1.72% 9/14/27	200,000	182,421
2.75% 5/28/25	3,400,000	3,286,894
μ4.18% 3/24/28	200,000	192,772
5.59% 8/8/28	600,000	608,474
6.61% 11/7/28	600,000	634,083
Bank of America Corp.
μ1.32% 6/19/26	1,780,000	1,691,998
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ1.66% 3/11/27	100,000	$93,152
μ1.73% 7/22/27	235,000	216,658
μ1.90% 7/23/31	1,450,000	1,190,068
μ2.09% 6/14/29	204,000	180,270
μ2.57% 10/20/32	2,450,000	2,032,577
μ2.59% 4/29/31	1,083,000	933,705
μ2.68% 6/19/41	743,000	528,665
μ2.97% 2/4/33	3,510,000	2,985,046
μ3.37% 1/23/26	100,000	98,166
μ3.59% 7/21/28	2,840,000	2,699,361
μ3.71% 4/24/28	260,000	248,769
3.95% 4/21/25	92,000	90,527
μ3.97% 3/5/29	1,596,000	1,525,598
μ3.97% 2/7/30	890,000	843,402
μ4.08% 3/20/51	3,690,000	3,025,896
4.25% 10/22/26	2,600,000	2,542,423
μ4.33% 3/15/50	720,000	619,740
μ4.38% 4/27/28	360,000	351,430
4.45% 3/3/26	3,890,000	3,831,650
5.00% 1/21/44	1,660,000	1,606,533
μ5.08% 1/20/27	313,000	311,424
μ5.20% 4/25/29	590,000	590,558
μ5.29% 4/25/34	650,000	648,024
μ5.82% 9/15/29	710,000	727,991
μ5.87% 9/15/34	420,000	435,611
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	188,280
5.60% 3/20/30	1,230,000	1,228,475
6.25% 9/16/26	287,000	288,653
Bank of Montreal
1.85% 5/1/25	1,470,000	1,415,629
μ3.80% 12/15/32	277,000	258,403
5.72% 9/25/28	430,000	441,611
Bank of New York Mellon Corp.
1.60% 4/24/25	380,000	365,485
μ6.32% 10/25/29	1,170,000	1,234,621
μ6.47% 10/25/34	980,000	1,067,195
Bank of Nova Scotia
1.30% 6/11/25	650,000	619,795
3.45% 4/11/25	1,610,000	1,578,070
μ4.59% 5/4/37	590,000	534,829
4.85% 2/1/30	390,000	387,148
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	224,137
4.94% 1/26/26	760,000	755,060
μBarclays PLC
2.89% 11/24/32	200,000	166,314
4.97% 5/16/29	1,450,000	1,421,031
5.09% 6/20/30	600,000	578,003
6.50% 9/13/27	750,000	765,073
LVIP JPMorgan Core Bond Fund–16

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas SA
μ1.32% 1/13/27	232,000	$215,653
μ2.22% 6/9/26	1,113,000	1,070,153
μ3.13% 1/20/33	320,000	272,332
3.38% 1/9/25	300,000	295,052
μ4.38% 3/1/33	420,000	398,393
4.40% 8/14/28	1,360,000	1,317,915
4.63% 3/13/27	390,000	380,513
μ5.13% 1/13/29	2,720,000	2,715,026
μ5.20% 1/10/30	960,000	954,630
μ5.89% 12/5/34	1,230,000	1,286,073
BPCE SA
1.00% 1/20/26	305,000	282,690
μ1.65% 10/6/26	250,000	234,716
μ2.28% 1/20/32	250,000	202,656
μ3.12% 10/19/32	320,000	262,237
4.63% 7/11/24	200,000	198,912
5.15% 7/21/24	580,000	577,556
μ5.72% 1/18/30	592,000	594,926
μ5.98% 1/18/27	250,000	250,645
μ6.71% 10/19/29	1,500,000	1,569,312
μ7.00% 10/19/34	975,000	1,061,345
μCaixaBank SA 6.68% 9/13/27	385,000	393,345
Citigroup, Inc.
μ2.52% 11/3/32	870,000	713,466
μ2.56% 5/1/32	625,000	521,253
μ2.57% 6/3/31	3,210,000	2,742,929
μ2.90% 11/3/42	75,000	53,855
μ3.06% 1/25/33	221,000	187,885
μ3.11% 4/8/26	510,000	497,091
3.30% 4/27/25	3,100,000	3,032,922
μ3.52% 10/27/28	75,000	70,719
μ3.67% 7/24/28	605,000	575,044
μ3.79% 3/17/33	1,250,000	1,116,556
μ3.89% 1/10/28	200,000	192,854
μ4.08% 4/23/29	74,000	70,847
4.40% 6/10/25	78,000	76,922
4.45% 9/29/27	7,790,000	7,578,076
4.65% 7/23/48	1,540,000	1,393,444
μ4.66% 5/24/28	300,000	295,460
4.75% 5/18/46	470,000	417,368
μ4.91% 5/24/33	1,990,000	1,918,494
8.13% 7/15/39	50,000	63,979
Cooperatieve Rabobank UA
μ3.65% 4/6/28	600,000	571,166
3.75% 7/21/26	450,000	432,387
μ3.76% 4/6/33	500,000	446,028
4.38% 8/4/25	2,740,000	2,692,355
μCredit Agricole SA
1.25% 1/26/27	400,000	370,693
1.91% 6/16/26	1,110,000	1,061,166
4.00% 1/10/33	550,000	513,148
5.34% 1/10/30	1,560,000	1,555,553
6.32% 10/3/29	425,000	440,606
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse AG
1.25% 8/7/26	450,000	$409,987
2.95% 4/9/25	730,000	710,703
4.75% 8/9/24	670,000	667,554
5.00% 7/9/27	1,560,000	1,545,783
7.50% 2/15/28	2,620,000	2,825,114
7.95% 1/9/25	2,474,000	2,515,018
μDanske Bank AS
0.98% 9/10/25	1,010,000	987,529
3.24% 12/20/25	350,000	343,047
5.71% 3/1/30	770,000	774,920
6.47% 1/9/26	200,000	200,726
μDeutsche Bank AG
2.13% 11/24/26	205,000	193,317
2.55% 1/7/28	350,000	321,363
5.71% 2/8/28	1,190,000	1,188,272
6.72% 1/18/29	150,000	155,124
6.82% 11/20/29	1,540,000	1,609,921
μDNB Bank ASA 1.61% 3/30/28	325,000	290,874
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	200,000	203,041
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	179,248
μ2.38% 7/21/32	95,000	77,934
2.60% 2/7/30	400,000	350,127
μ2.64% 2/24/28	301,000	280,346
μ2.65% 10/21/32	1,120,000	931,864
μ2.91% 7/21/42	580,000	417,038
μ3.21% 4/22/42	250,000	187,986
μ3.27% 9/29/25	137,000	135,351
3.50% 4/1/25	470,000	461,102
3.50% 11/16/26	2,690,000	2,580,824
μ3.62% 3/15/28	270,000	258,264
μ3.69% 6/5/28	3,022,000	2,891,479
μ3.81% 4/23/29	45,000	42,659
μ4.02% 10/31/38	400,000	344,435
μ4.22% 5/1/29	1,780,000	1,713,309
4.25% 10/21/25	1,695,000	1,663,140
μ4.41% 4/23/39	215,000	192,464
4.75% 10/21/45	810,000	746,246
5.15% 5/22/45	610,000	589,777
μ5.80% 8/10/26	330,000	331,070
6.25% 2/1/41	1,260,000	1,371,972
μ6.48% 10/24/29	1,330,000	1,399,319
6.75% 10/1/37	650,000	710,149
HSBC Holdings PLC
μ1.59% 5/24/27	200,000	184,034
μ2.21% 8/17/29	200,000	175,285
μ2.36% 8/18/31	300,000	250,042
μ3.97% 5/22/30	1,740,000	1,626,172
μ4.04% 3/13/28	2,010,000	1,937,668
4.30% 3/8/26	510,000	500,588
6.10% 1/14/42	120,000	129,869
μ6.25% 3/9/34	250,000	263,466
LVIP JPMorgan Core Bond Fund–17

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
6.50% 9/15/37	250,000	$260,259
μ7.39% 11/3/28	315,000	335,133
ING Groep NV 3.95% 3/29/27	200,000	193,254
μKBC Group NV 6.32% 9/21/34	520,000	545,351
μKeyCorp 4.79% 6/1/33	55,000	50,357
Lloyds Banking Group PLC
μ1.63% 5/11/27	245,000	225,566
μ3.51% 3/18/26	200,000	195,656
4.50% 11/4/24	220,000	217,874
4.58% 12/10/25	200,000	196,092
4.65% 3/24/26	1,070,000	1,048,852
μ5.46% 1/5/28	1,180,000	1,180,260
μ5.68% 1/5/35	1,285,000	1,292,584
μ5.87% 3/6/29	275,000	279,448
μMacquarie Bank Ltd. 3.05% 3/3/36	200,000	165,348
Macquarie Group Ltd.
μ1.34% 1/12/27	210,000	194,776
μ5.03% 1/15/30	220,000	219,226
6.21% 11/22/24	330,000	330,858
Mitsubishi UFJ Financial Group, Inc.
μ1.54% 7/20/27	220,000	202,626
2.05% 7/17/30	340,000	285,081
3.75% 7/18/39	515,000	443,517
μ3.84% 4/17/26	570,000	559,980
μ4.08% 4/19/28	590,000	572,891
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	234,019
2.87% 9/13/30	220,000	195,543
5.74% 5/27/31	400,000	410,521
5.78% 7/6/29	380,000	388,278
Morgan Stanley
μ1.79% 2/13/32	280,000	223,827
μ2.19% 4/28/26	2,230,000	2,151,396
μ2.48% 1/21/28	39,000	36,279
μ2.70% 1/22/31	1,740,000	1,520,212
μ3.22% 4/22/42	265,000	202,681
•3.59% 7/22/28	222,000	210,924
μ3.62% 4/1/31	3,530,000	3,237,446
μ3.77% 1/24/29	1,326,000	1,262,186
4.30% 1/27/45	85,000	74,638
4.35% 9/8/26	20,000	19,568
μ4.43% 1/23/30	209,000	202,398
μ5.12% 2/1/29	155,000	154,622
μ5.16% 4/20/29	490,000	489,605
μ5.17% 1/16/30	100,000	100,085
μ5.42% 7/21/34	120,000	120,372
μ5.45% 7/20/29	175,000	176,535
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	283,132
National Australia Bank Ltd.
2.33% 8/21/30	250,000	205,887
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
National Australia Bank Ltd. (continued)
μ3.93% 8/2/34	440,000	$403,726
National Securities Clearing Corp. 1.50% 4/23/25	380,000	366,061
NatWest Group PLC
μ3.75% 11/1/29	200,000	196,604
4.80% 4/5/26	283,000	279,702
μ4.89% 5/18/29	620,000	606,849
μ5.08% 1/27/30	215,000	211,261
μ5.78% 3/1/35	4,150,000	4,207,823
μ5.81% 9/13/29	440,000	446,762
μ5.85% 3/2/27	830,000	833,981
Nordea Bank Abp 5.38% 9/22/27	200,000	201,360
μNorthern Trust Corp. 3.38% 5/8/32	29,000	27,031
PNC Bank NA 2.50% 8/27/24	250,000	246,708
μPNC Financial Services Group, Inc. 5.07% 1/24/34	361,000	349,701
Royal Bank of Canada
1.15% 6/10/25	620,000	591,409
3.88% 5/4/32	1,930,000	1,783,617
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,473,160
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	201,250
6.53% 1/10/29	470,000	485,856
6.83% 11/21/26	434,000	441,160
Skandinaviska Enskilda Banken AB 5.38% 3/5/29	1,630,000	1,633,943
μSociete Generale SA
1.49% 12/14/26	260,000	241,537
1.79% 6/9/27	215,000	196,932
2.89% 6/9/32	500,000	410,943
5.63% 1/19/30	1,811,000	1,803,283
μStandard Chartered PLC
1.46% 1/14/27	245,000	227,239
6.10% 1/11/35	1,805,000	1,858,771
6.19% 7/6/27	225,000	227,244
μState Street Corp. 4.82% 1/26/34	200,000	194,625
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	23,738
3.04% 7/16/29	345,000	312,827
5.52% 1/13/28	370,000	377,315
5.71% 1/13/30	370,000	381,828
5.72% 9/14/28	510,000	524,368
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	374,779
Swedbank AB 6.14% 9/12/26	395,000	400,254
Toronto-Dominion Bank
1.15% 6/12/25	620,000	590,560
LVIP JPMorgan Core Bond Fund–18

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
4.46% 6/8/32	1,180,000	$1,130,066
5.16% 1/10/28	240,000	241,538
5.52% 7/17/28	110,000	112,340
5.53% 7/17/26	300,000	302,617
μTruist Financial Corp.
5.71% 1/24/35	800,000	803,454
6.05% 6/8/27	2,000,000	2,026,994
7.16% 10/30/29	1,420,000	1,514,290
U.S. Bancorp
1.45% 5/12/25	1,460,000	1,399,699
μ2.22% 1/27/28	130,000	119,912
μ5.78% 6/12/29	840,000	854,659
μ5.84% 6/12/34	330,000	336,354
UBS AG 4.50% 6/26/48	200,000	181,353
UBS Group AG
μ1.31% 2/2/27	270,000	249,244
μ2.19% 6/5/26	250,000	239,685
μ2.59% 9/11/25	589,000	580,627
μ2.75% 2/11/33	440,000	359,449
μ3.09% 5/14/32	840,000	714,478
μ3.87% 1/12/29	250,000	236,408
4.13% 4/15/26	890,000	866,361
μ4.19% 4/1/31	1,280,000	1,188,474
μ4.49% 5/12/26	350,000	345,008
4.55% 4/17/26	870,000	856,045
μ4.75% 5/12/28	1,320,000	1,293,414
μ9.02% 11/15/33	390,000	473,205
μUniCredit SpA 1.98% 6/3/27	200,000	184,593
Wells Fargo & Co.
μ2.19% 4/30/26	2,160,000	2,080,143
μ2.39% 6/2/28	750,000	686,478
μ2.88% 10/30/30	1,390,000	1,228,752
3.00% 10/23/26	1,060,000	1,003,436
μ3.35% 3/2/33	1,070,000	928,362
4.15% 1/24/29	1,290,000	1,243,116
4.30% 7/22/27	670,000	652,618
4.40% 6/14/46	2,137,000	1,778,168
μ4.48% 4/4/31	1,230,000	1,177,745
4.65% 11/4/44	20,000	17,477
4.75% 12/7/46	2,010,000	1,763,181
4.90% 11/17/45	1,240,000	1,115,513
μ5.01% 4/4/51	7,300,000	6,853,818
5.38% 11/2/43	200,000	193,156
μ5.56% 7/25/34	310,000	311,197
μ5.57% 7/25/29	870,000	880,311
Westpac Banking Corp.
3.13% 11/18/41	221,000	156,214
μ4.32% 11/23/31	140,000	135,110
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	555,199
		217,838,682
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.15%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	$1,678,647
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	168,702
Constellation Brands, Inc.
2.25% 8/1/31	100,000	82,599
2.88% 5/1/30	420,000	371,530
3.60% 5/9/24	350,000	349,168
4.35% 5/9/27	490,000	479,768
4.50% 5/9/47	65,000	55,537
4.75% 5/9/32	20,000	19,538
5.25% 11/15/48	25,000	23,873
		3,229,362
Biotechnology–0.07%
Amgen, Inc.
1.65% 8/15/28	120,000	104,968
4.66% 6/15/51	300,000	265,711
5.25% 3/2/33	365,000	368,070
Baxalta, Inc. 5.25% 6/23/45	3,000	2,928
Gilead Sciences, Inc.
2.60% 10/1/40	310,000	218,774
3.65% 3/1/26	160,000	155,888
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	376,468
Royalty Pharma PLC 1.20% 9/2/25	98,000	92,242
		1,585,049
Building Materials–0.05%
Carrier Global Corp. 3.58% 4/5/50	70,000	52,171
Lennox International, Inc. 1.35% 8/1/25	540,000	510,779
Martin Marietta Materials, Inc.
3.45% 6/1/27	52,000	49,744
3.50% 12/15/27	100,000	95,270
Masco Corp.
2.00% 10/1/30	90,000	73,699
6.50% 8/15/32	80,000	85,367
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	152,207
		1,019,237
Chemicals–0.10%
Albemarle Corp. 5.45% 12/1/44	50,000	46,227
Celanese U.S. Holdings LLC 6.05% 3/15/25	41,000	41,079
Dow Chemical Co. 4.55% 11/30/25	14,000	13,825
DuPont de Nemours, Inc. 5.32% 11/15/38	595,000	594,638
LVIP JPMorgan Core Bond Fund–19

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance III LLC
1.25% 10/1/25	79,000	$74,165
3.63% 4/1/51	245,000	173,510
Nutrien Ltd.
4.00% 12/15/26	70,000	67,861
4.13% 3/15/35	90,000	81,729
4.20% 4/1/29	25,000	24,138
5.00% 4/1/49	40,000	36,497
OCP SA 4.50% 10/22/25	960,000	936,000
Union Carbide Corp. 7.75% 10/1/96	75,000	92,697
		2,182,366
Commercial Services–0.31%
DP World Ltd.
4.70% 9/30/49	1,030,000	850,959
5.63% 9/25/48	3,080,000	2,926,745
Element Fleet Management Corp.
6.27% 6/26/26	235,000	237,743
6.32% 12/4/28	990,000	1,022,515
ERAC USA Finance LLC
5.63% 3/15/42	12,000	12,223
7.00% 10/15/37	160,000	182,460
Ford Foundation 2.82% 6/1/70	90,000	55,018
Global Payments, Inc.
2.90% 5/15/30	48,000	41,684
2.90% 11/15/31	92,000	77,206
3.20% 8/15/29	236,000	212,031
5.30% 8/15/29	91,000	90,566
Pepperdine University 3.30% 12/1/59	110,000	76,596
Quanta Services, Inc.
2.35% 1/15/32	270,000	219,395
2.90% 10/1/30	360,000	314,762
S&P Global, Inc. 2.90% 3/1/32	193,000	168,196
Triton Container International Ltd. 1.15% 6/7/24	270,000	267,581
University of Miami 4.06% 4/1/52	120,000	101,106
University of Southern California 3.23% 10/1/20	110,000	68,727
		6,925,513
Computers–0.19%
Apple, Inc.
1.13% 5/11/25	1,530,000	1,464,954
2.45% 8/4/26	720,000	684,021
3.45% 2/9/45	82,000	66,091
3.75% 9/12/47	140,000	115,421
4.85% 5/10/53	705,000	700,449
CGI, Inc. 2.30% 9/14/31	370,000	297,862
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	$290,198
5.25% 2/1/28	287,000	290,481
6.02% 6/15/26	128,000	129,636
Leidos, Inc.
2.30% 2/15/31	120,000	99,188
5.75% 3/15/33	150,000	153,774
		4,292,075
Cosmetics & Personal Care–0.13%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	564,616
3.38% 3/24/29	850,000	790,519
3.63% 3/24/32	640,000	576,774
Kenvue, Inc. 4.90% 3/22/33	930,000	929,214
		2,861,123
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	71,703
		71,703
Diversified Financial Services–1.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75% 1/30/26	150,000	140,056
2.45% 10/29/26	1,520,000	1,411,563
2.88% 8/14/24	150,000	148,272
3.00% 10/29/28	2,670,000	2,415,871
3.30% 1/30/32	1,535,000	1,316,502
6.10% 1/15/27	440,000	447,201
Air Lease Corp.
2.30% 2/1/25	245,000	237,925
3.25% 3/1/25	48,000	46,933
3.25% 10/1/29	220,000	198,965
3.38% 7/1/25	798,000	777,658
American Express Co.
2.50% 7/30/24	3,130,000	3,097,899
3.38% 5/3/24	440,000	439,060
μ5.10% 2/16/28	1,300,000	1,297,994
Aviation Capital Group LLC 5.50% 12/15/24	174,000	173,337
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	149,057
2.53% 11/18/27	1,301,000	1,157,097
2.88% 2/15/25	275,000	267,591
4.25% 4/15/26	245,000	236,455
4.38% 5/1/26	1,250,000	1,207,233
5.50% 1/15/26	8,395,000	8,307,816
5.75% 3/1/29	1,053,000	1,047,906
6.38% 5/4/28	1,960,000	1,999,574
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	17,655
LVIP JPMorgan Core Bond Fund–20

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial Corp.
μ1.88% 11/2/27	74,000	$67,700
μ2.62% 11/2/32	235,000	190,076
4.20% 10/29/25	40,000	39,097
μ4.99% 7/24/26	120,000	119,226
μ5.70% 2/1/30	990,000	998,452
Intercontinental Exchange, Inc.
4.60% 3/15/33	270,000	261,814
4.95% 6/15/52	230,000	218,967
Jefferies Financial Group, Inc. 6.45% 6/8/27	81,000	83,562
LSEGA Financing PLC 2.00% 4/6/28	475,000	424,099
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	214,409
Nasdaq, Inc. 5.55% 2/15/34	125,000	127,109
Nomura Holdings, Inc.
2.65% 1/16/25	212,000	207,007
2.68% 7/16/30	200,000	171,358
6.07% 7/12/28	800,000	823,335
Nuveen LLC 4.00% 11/1/28	160,000	155,371
		30,641,202
Electric–1.86%
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	24,059
Alabama Power Co. 6.13% 5/15/38	62,000	66,066
Ameren Illinois Co. 3.25% 3/15/50	185,000	131,521
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	221,200
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	198,687
Avangrid, Inc. 3.15% 12/1/24	72,000	70,771
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	72,157
5.40% 6/1/53	385,000	382,909
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	134,011
3.95% 3/1/48	10,000	8,187
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	212,407
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	303,362
4.55% 11/15/30	65,000	60,783
CMS Energy Corp. 2.95% 2/15/27	47,000	44,061
Comision Federal de Electricidad 3.88% 7/26/33	690,000	563,695
Commonwealth Edison Co. 3.65% 6/15/46	30,000	23,092
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	$230,277
3.95% 4/1/50	200,000	162,382
4.50% 5/15/58	54,000	45,905
5.70% 6/15/40	38,000	38,685
Constellation Energy Generation LLC
3.25% 6/1/25	250,000	244,304
5.75% 10/1/41	144,000	143,337
5.80% 3/1/33	299,000	308,197
6.25% 10/1/39	100,000	105,282
6.50% 10/1/53	330,000	362,980
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	40,893
DTE Electric Co. 5.40% 4/1/53	370,000	373,101
DTE Electric Securitization Funding II LLC 6.09% 9/1/38	950,000	1,031,798
DTE Energy Co. 4.88% 6/1/28	350,000	346,043
Duke Energy Corp.
2.65% 9/1/26	100,000	94,424
3.15% 8/15/27	240,000	225,857
6.10% 9/15/53	880,000	929,967
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	35,424
Duke Energy Progress LLC 3.70% 10/15/46	54,000	41,475
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	173,793
3.62% 8/1/27	160,000	150,054
Edison International 3.55% 11/15/24	284,000	280,161
Emera U.S. Finance LP 4.75% 6/15/46	130,000	106,821
Entergy Corp. 2.95% 9/1/26	21,000	19,948
Entergy Louisiana LLC
2.40% 10/1/26	59,000	55,330
2.90% 3/15/51	130,000	82,432
3.05% 6/1/31	38,000	33,276
4.00% 3/15/33	40,000	36,757
Entergy Mississippi LLC 3.85% 6/1/49	135,000	104,600
Entergy Texas, Inc. 5.80% 9/1/53	100,000	103,236
Evergy Metro, Inc.
4.20% 3/15/48	50,000	41,050
5.30% 10/1/41	33,000	31,879
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,530,000	1,542,140
Evergy, Inc. 2.90% 9/15/29	170,000	151,846
LVIP JPMorgan Core Bond Fund–21

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Eversource Energy 3.38% 3/1/32	310,000	$269,733
Exelon Corp. 5.30% 3/15/33	300,000	300,929
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,487,075
FirstEnergy Corp.
1.60% 1/15/26	250,000	232,554
4.15% 7/15/27	1,610,000	1,544,136
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	17,585
Florida Power & Light Co.
5.30% 4/1/53	210,000	210,407
5.40% 9/1/35	50,000	51,074
Fortis, Inc. 3.06% 10/4/26	124,000	117,409
ITC Holdings Corp. 2.95% 5/14/30	100,000	88,117
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	39,083
6.15% 6/1/37	30,000	31,001
Massachusetts Electric Co. 4.00% 8/15/46	56,000	43,553
MidAmerican Energy Co.
3.65% 4/15/29	820,000	779,892
5.85% 9/15/54	220,000	234,734
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	660,000	634,690
Monongahela Power Co. 5.85% 2/15/34	140,000	143,774
Nevada Power Co.
3.70% 5/1/29	100,000	95,182
6.00% 3/15/54	160,000	168,835
New England Power Co. 3.80% 12/5/47	45,000	34,672
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	46,977
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	25,756
5.25% 2/28/53	170,000	161,893
5.55% 3/15/54	2,200,000	2,185,354
5.75% 9/1/25	610,000	612,617
Niagara Mohawk Power Corp. 1.96% 6/27/30	250,000	206,085
NRG Energy, Inc.
2.00% 12/2/25	185,000	173,629
2.45% 12/2/27	210,000	188,761
4.45% 6/15/29	110,000	103,986
Ohio Power Co. 5.00% 6/1/33	345,000	338,525
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	149,151
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	126,051
2.50% 2/1/31	360,000	299,368
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
2.95% 3/1/26	595,000	$568,053
3.30% 8/1/40	720,000	527,134
3.45% 7/1/25	145,000	141,048
3.50% 8/1/50	180,000	122,986
3.75% 8/15/42	33,000	24,510
4.00% 12/1/46	230,000	172,356
4.30% 3/15/45	55,000	43,460
5.80% 5/15/34	2,705,000	2,730,045
6.40% 6/15/33	260,000	273,764
6.75% 1/15/53	15,000	16,339
PECO Energy Co. 2.80% 6/15/50	100,000	65,396
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	953,745
5.45% 5/21/28	490,000	490,861
6.15% 5/21/48	2,820,000	2,854,170
PG&E Recovery Funding LLC 5.54% 7/15/49	245,000	252,400
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	151,132
5.10% 6/1/54	205,000	202,800
5.21% 12/1/49	110,000	109,306
Potomac Electric Power Co. 6.50% 11/15/37	75,000	83,568
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	222,420
Public Service Co. of Oklahoma
5.25% 1/15/33	280,000	278,105
6.63% 11/15/37	175,000	190,179
Public Service Electric & Gas Co.
5.38% 11/1/39	28,000	27,327
5.45% 3/1/54	1,300,000	1,340,495
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	871,607
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	70,078
SCE Recovery Funding LLC
4.70% 6/15/42	255,396	247,442
5.11% 12/14/49	110,000	107,376
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	300,077
Sigeco Securitization I LLC 5.03% 11/15/38	257,000	255,868
Southern California Edison Co.
3.65% 3/1/28	80,000	76,217
4.05% 3/15/42	100,000	82,785
5.55% 1/15/36	80,000	80,056
LVIP JPMorgan Core Bond Fund–22

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. (continued)
5.70% 3/1/53	115,000	$115,246
5.75% 4/15/54	1,500,000	1,521,424
5.88% 12/1/53	290,000	298,876
Southern Co. 5.70% 3/15/34	1,490,000	1,536,703
Southern Power Co. 5.15% 9/15/41	50,000	46,718
Tampa Electric Co. 4.45% 6/15/49	100,000	85,644
Toledo Edison Co. 6.15% 5/15/37	50,000	52,923
Union Electric Co.
5.20% 4/1/34	1,580,000	1,582,603
5.45% 3/15/53	250,000	247,577
Virginia Electric & Power Co. 6.35% 11/30/37	70,000	75,826
WEC Energy Group, Inc.
3.55% 6/15/25	11,000	10,706
5.60% 9/12/26	370,000	374,276
		41,214,837
Electrical Components & Equipment–0.03%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	733,464
		733,464
Electronics–0.05%
Arrow Electronics, Inc. 3.25% 9/8/24	44,000	43,505
Honeywell International, Inc. 5.25% 3/1/54	1,160,000	1,170,457
		1,213,962
Engineering & Construction–0.02%
GTP Acquisition Partners I LLC 3.48% 6/15/50	67,000	65,330
Sydney Airport Finance Co. Pty. Ltd. 3.38% 4/30/25	360,000	351,250
		416,580
Entertainment–0.16%
Warnermedia Holdings, Inc.
3.76% 3/15/27	320,000	305,385
4.05% 3/15/29	410,000	383,812
4.28% 3/15/32	1,940,000	1,732,883
5.05% 3/15/42	150,000	128,924
5.14% 3/15/52	300,000	248,999
6.41% 3/15/26	650,000	650,011
		3,450,014
Environmental Control–0.01%
Republic Services, Inc. 5.00% 4/1/34	120,000	119,123
		119,123
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.27%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	$224,249
5.38% 1/9/36	200,000	198,424
6.05% 1/15/29	200,000	206,944
Campbell Soup Co.
3.13% 4/24/50	47,000	31,270
5.40% 3/21/34	1,000,000	1,007,503
Conagra Brands, Inc. 5.30% 11/1/38	35,000	33,327
General Mills, Inc. 4.95% 3/29/33	220,000	217,545
J M Smucker Co.
6.20% 11/15/33	525,000	560,008
6.50% 11/15/53	445,000	494,166
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75% 3/15/34	410,000	430,796
Kellanova 5.25% 3/1/33	283,000	283,932
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	129,215
4.63% 10/1/39	200,000	181,952
Kroger Co.
2.20% 5/1/30	500,000	424,626
5.40% 7/15/40	18,000	17,577
McCormick & Co., Inc. 2.50% 4/15/30	342,000	297,197
Smithfield Foods, Inc.
3.00% 10/15/30	380,000	314,586
5.20% 4/1/29	160,000	153,911
Tyson Foods, Inc. 5.70% 3/15/34	880,000	891,607
		6,098,835
Gas–0.19%
APA Infrastructure Ltd.
4.20% 3/23/25	120,000	118,251
4.25% 7/15/27	73,000	71,495
Atmos Energy Corp.
4.13% 10/15/44	50,000	43,169
4.13% 3/15/49	155,000	129,165
5.90% 11/15/33	1,000,000	1,060,801
6.20% 11/15/53	1,080,000	1,216,700
Boston Gas Co. 4.49% 2/15/42	22,000	18,369
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	61,267
NiSource, Inc.
1.70% 2/15/31	190,000	151,758
2.95% 9/1/29	85,000	76,766
ONE Gas, Inc. 2.00% 5/15/30	200,000	169,727
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	186,114
Southern California Gas Co.
2.55% 2/1/30	195,000	170,942
6.35% 11/15/52	200,000	220,094
LVIP JPMorgan Core Bond Fund–23

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	$16,273
3.95% 10/1/46	21,000	16,284
4.40% 6/1/43	42,000	35,132
5.75% 9/15/33	220,000	227,735
5.88% 3/15/41	96,000	96,976
Southwest Gas Corp. 3.80% 9/29/46	44,000	32,969
		4,119,987
Health Care Products–0.12%
Abbott Laboratories
3.75% 11/30/26	370,000	361,582
4.75% 11/30/36	620,000	614,911
4.90% 11/30/46	700,000	683,308
Boston Scientific Corp. 4.55% 3/1/39	49,000	45,844
DH Europe Finance II SARL 3.25% 11/15/39	184,000	148,616
Medtronic, Inc. 4.63% 3/15/45	100,000	93,912
Thermo Fisher Scientific, Inc.
2.00% 10/15/31	330,000	271,868
4.98% 8/10/30	420,000	423,007
		2,643,048
Health Care Services–0.57%
Advocate Health & Hospitals Corp. 2.21% 6/15/30	130,000	110,994
Aetna, Inc. 3.88% 8/15/47	360,000	274,648
Ascension Health 2.53% 11/15/29	190,000	169,414
Children's Hospital 2.93% 7/15/50	180,000	115,982
CommonSpirit Health
1.55% 10/1/25	145,000	136,316
2.78% 10/1/30	145,000	125,769
3.91% 10/1/50	140,000	109,522
Elevance Health, Inc.
3.35% 12/1/24	330,000	325,309
3.65% 12/1/27	330,000	315,702
4.10% 3/1/28	55,000	53,480
4.10% 5/15/32	600,000	561,797
4.55% 5/15/52	490,000	428,821
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	279,411
2.88% 9/1/50	230,000	154,606
HCA, Inc.
5.13% 6/15/39	125,000	117,971
5.25% 6/15/26	340,000	339,008
5.50% 6/15/47	245,000	232,904
Humana, Inc.
3.13% 8/15/29	840,000	762,642
3.70% 3/23/29	1,320,000	1,242,157
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana, Inc. (continued)
3.95% 3/15/27	930,000	$900,512
4.50% 4/1/25	110,000	108,911
Memorial Health Services 3.45% 11/1/49	245,000	187,288
Mount Sinai Hospital 3.98% 7/1/48	83,000	67,343
MultiCare Health System 2.80% 8/15/50	120,000	73,529
MyMichigan Health 3.41% 6/1/50	80,000	58,188
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	574,875
Providence St Joseph Health Obligated Group 2.75% 10/1/26	36,000	33,696
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,410
Roche Holdings, Inc. 2.61% 12/13/51	970,000	617,354
Sutter Health 5.55% 8/15/53	400,000	420,817
Texas Health Resources 2.33% 11/15/50	140,000	84,520
UnitedHealth Group, Inc.
1.25% 1/15/26	230,000	215,506
2.30% 5/15/31	120,000	101,658
2.90% 5/15/50	380,000	256,483
3.13% 5/15/60	80,000	52,607
3.25% 5/15/51	140,000	100,648
3.70% 8/15/49	1,770,000	1,387,774
3.75% 7/15/25	420,000	412,994
3.88% 12/15/28	230,000	221,830
3.88% 8/15/59	490,000	379,332
5.05% 4/15/53	320,000	310,790
5.88% 2/15/53	140,000	151,467
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	121,472
		12,712,457
Housewares–0.02%
Newell Brands, Inc. 5.70% 4/1/26	350,000	343,761
		343,761
Insurance–0.60%
Aon North America, Inc.
5.45% 3/1/34	1,690,000	1,709,507
5.75% 3/1/54	1,530,000	1,568,563
Athene Global Funding
1.45% 1/8/26	370,000	343,534
2.50% 1/14/25	103,000	100,427
2.75% 6/25/24	155,000	153,855
2.95% 11/12/26	515,000	481,294
LVIP JPMorgan Core Bond Fund–24

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	$169,757
4.25% 1/15/49	910,000	813,467
4.30% 5/15/43	62,000	56,644
Brown & Brown, Inc. 2.38% 3/15/31	460,000	381,228
Chubb INA Holdings, Inc. 3.35% 5/3/26	450,000	434,692
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	176,558
3.85% 4/5/29	130,000	121,547
Corebridge Global Funding 5.90% 9/19/28	270,000	276,604
F&G Global Funding 1.75% 6/30/26	185,000	167,730
Fidelity & Guaranty Life Holdings, Inc. 5.50% 5/1/25	180,000	178,482
Guardian Life Global Funding 1.10% 6/23/25	240,000	228,307
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,684
Hartford Financial Services Group, Inc. 4.30% 4/15/43	70,000	60,090
High Street Funding Trust I 4.11% 2/15/28	825,000	777,683
Jackson National Life Global Funding 3.88% 6/11/25	87,000	84,795
Liberty Mutual Group, Inc.
3.95% 10/15/50	207,000	155,652
4.57% 2/1/29	27,000	26,294
MetLife, Inc.
4.13% 8/13/42	28,000	23,803
6.40% 12/15/66	1,220,000	1,249,235
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	252,191
New York Life Global Funding
0.95% 6/24/25	460,000	436,614
2.35% 7/14/26	65,000	61,337
New York Life Insurance Co. 4.45% 5/15/69	105,000	85,523
Northwestern Mutual Global Funding 1.70% 6/1/28	195,000	170,782
Pacific Life Global Funding II 5.50% 8/28/26	275,000	277,208
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	104,518
Principal Financial Group, Inc. 3.70% 5/15/29	30,000	28,147
Principal Life Global Funding II 1.25% 6/23/25	230,000	218,888
Prudential Financial, Inc. 3.91% 12/7/47	61,000	48,688
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,079,616
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Insurance Co. of America 8.30% 7/1/25	710,000	$728,272
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	41,446
		13,290,662
Internet–0.48%
Amazon.com, Inc.
2.10% 5/12/31	750,000	636,033
2.50% 6/3/50	5,570,000	3,554,941
3.15% 8/22/27	1,030,000	981,682
3.30% 4/13/27	210,000	201,985
3.60% 4/13/32	1,870,000	1,741,559
3.95% 4/13/52	390,000	327,360
4.05% 8/22/47	460,000	400,809
4.25% 8/22/57	150,000	130,581
4.95% 12/5/44	480,000	480,562
Prosus NV
3.68% 1/21/30	600,000	526,672
4.03% 8/3/50	2,720,000	1,732,302
		10,714,486
Iron & Steel–0.10%
Reliance, Inc. 1.30% 8/15/25	600,000	567,095
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	112,279
Vale Overseas Ltd. 6.88% 11/21/36	1,520,000	1,624,605
		2,303,979
Machinery Diversified–0.05%
nVent Finance SARL 4.55% 4/15/28	75,000	72,849
Otis Worldwide Corp.
2.06% 4/5/25	300,000	290,071
2.57% 2/15/30	280,000	246,207
5.25% 8/16/28	320,000	324,158
Xylem, Inc. 2.25% 1/30/31	110,000	92,705
		1,025,990
Media–0.87%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	316,937
4.20% 3/15/28	1,340,000	1,262,989
4.40% 4/1/33	1,700,000	1,506,566
4.80% 3/1/50	980,000	725,407
4.91% 7/23/25	2,410,000	2,380,670
5.05% 3/30/29	1,290,000	1,243,847
5.13% 7/1/49	1,160,000	898,829
5.38% 4/1/38	1,308,000	1,136,240
5.50% 4/1/63	480,000	376,432
LVIP JPMorgan Core Bond Fund–25

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp.
2.80% 1/15/51	930,000	$595,036
2.89% 11/1/51	1,196,000	776,352
2.94% 11/1/56	481,000	302,841
2.99% 11/1/63	76,000	46,675
3.15% 3/1/26	840,000	813,297
3.40% 4/1/30	570,000	527,124
3.45% 2/1/50	400,000	292,509
3.95% 10/15/25	1,690,000	1,661,771
4.00% 3/1/48	110,000	89,274
4.00% 11/1/49	152,000	123,063
4.15% 10/15/28	2,320,000	2,264,332
4.25% 1/15/33	167,000	158,123
4.95% 10/15/58	100,000	93,611
Cox Communications, Inc.
2.95% 10/1/50	180,000	110,997
3.35% 9/15/26	67,000	64,095
Discovery Communications LLC
4.00% 9/15/55	124,000	84,862
5.20% 9/20/47	80,000	67,214
Paramount Global 2.90% 1/15/27	23,000	21,038
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	100,448
Time Warner Cable LLC
5.50% 9/1/41	100,000	83,244
6.55% 5/1/37	250,000	236,317
7.30% 7/1/38	430,000	434,367
Walt Disney Co. 6.65% 11/15/37	350,000	402,261
		19,196,768
Mining–0.53%
Anglo American Capital PLC
4.00% 9/11/27	710,000	677,544
4.75% 4/10/27	430,000	421,354
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,095,999
BHP Billiton Finance USA Ltd.
5.00% 9/30/43	700,000	673,938
5.25% 9/8/30	500,000	508,437
5.25% 9/8/33	780,000	788,851
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	888,398
Freeport-McMoRan, Inc.
5.40% 11/14/34	270,000	266,724
5.45% 3/15/43	220,000	210,621
Glencore Funding LLC
2.50% 9/1/30	750,000	636,673
4.00% 3/27/27	400,000	386,674
5.63% 4/4/34	1,020,000	1,022,726
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper Corp. 5.25% 11/8/42	4,420,000	$4,189,193
		11,767,132
Miscellaneous Manufacturing–0.03%
Eaton Corp. 4.15% 11/2/42	780,000	684,055
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	26,435
		710,490
Oil & Gas–1.45%
Apache Corp. 6.00% 1/15/37	1,690,000	1,680,822
BP Capital Markets America, Inc.
2.77% 11/10/50	370,000	239,498
2.94% 6/4/51	345,000	230,327
3.00% 3/17/52	135,000	91,413
3.12% 5/4/26	1,390,000	1,338,953
3.41% 2/11/26	150,000	145,819
4.81% 2/13/33	310,000	305,940
Chevron Corp.
1.55% 5/11/25	290,000	278,883
2.00% 5/11/27	200,000	184,899
3.08% 5/11/50	460,000	330,311
Chevron USA, Inc. 3.85% 1/15/28	500,000	488,628
Continental Resources, Inc.
3.80% 6/1/24	490,000	488,032
4.38% 1/15/28	1,520,000	1,468,858
5.75% 1/15/31	20,000	19,881
Devon Energy Corp.
4.50% 1/15/30	640,000	616,869
4.75% 5/15/42	150,000	130,556
5.60% 7/15/41	940,000	906,027
5.85% 12/15/25	570,000	573,094
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,018,792
3.50% 12/1/29	1,400,000	1,295,053
Ecopetrol SA
5.38% 6/26/26	39,000	38,351
5.88% 5/28/45	3,100,000	2,315,023
Eni USA, Inc. 7.30% 11/15/27	50,000	53,213
EQT Corp.
3.90% 10/1/27	60,000	57,032
7.00% 2/1/30	680,000	722,463
Exxon Mobil Corp.
2.99% 3/19/25	1,780,000	1,743,805
3.00% 8/16/39	405,000	316,861
3.04% 3/1/26	370,000	358,353
3.45% 4/15/51	570,000	431,823
4.33% 3/19/50	90,000	79,641
HF Sinclair Corp. 5.88% 4/1/26	138,000	138,923
LVIP JPMorgan Core Bond Fund–26

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	$784,035
5.75% 4/19/47	2,050,000	1,778,375
Occidental Petroleum Corp.
3.00% 2/15/27	620,000	580,092
3.50% 8/15/29	380,000	344,566
4.10% 2/15/47	580,000	435,152
4.20% 3/15/48	160,000	123,022
4.30% 8/15/39	494,000	403,341
4.40% 4/15/46	290,000	236,558
4.50% 7/15/44	2,170,000	1,699,232
4.63% 6/15/45	890,000	720,468
5.55% 3/15/26	170,000	170,627
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,371,903
Phillips 66 Co.
3.15% 12/15/29	95,000	86,226
4.90% 10/1/46	77,000	70,841
5.30% 6/30/33	270,000	271,672
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	148,901
1.90% 8/15/30	920,000	772,844
2.15% 1/15/31	1,390,000	1,169,463
Shell International Finance BV
2.38% 11/7/29	150,000	133,422
2.88% 5/10/26	610,000	585,759
3.25% 4/6/50	1,890,000	1,372,031
Suncor Energy, Inc.
5.95% 12/1/34	60,000	62,850
6.80% 5/15/38	145,000	156,982
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	264,689
3.13% 5/29/50	260,000	185,161
3.46% 7/12/49	145,000	109,295
Valero Energy Corp.
2.15% 9/15/27	128,000	116,730
7.50% 4/15/32	14,000	16,072
		32,258,452
Oil & Gas Services–0.04%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.14% 11/7/29	180,000	165,306
Halliburton Co.
3.80% 11/15/25	20,000	19,549
4.85% 11/15/35	30,000	29,177
5.00% 11/15/45	220,000	206,548
6.70% 9/15/38	60,000	67,577
NOV, Inc. 3.60% 12/1/29	200,000	183,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Schlumberger Holdings Corp. 3.90% 5/17/28	301,000	$290,139
		962,214
Packaging & Containers–0.02%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	263,213
Packaging Corp. of America 4.05% 12/15/49	155,000	123,632
WRKCo, Inc. 3.90% 6/1/28	35,000	33,366
		420,211
Pharmaceuticals–1.31%
AbbVie, Inc.
2.60% 11/21/24	2,290,000	2,248,762
2.95% 11/21/26	530,000	504,771
3.20% 11/21/29	4,336,000	3,995,612
3.60% 5/14/25	460,000	451,478
3.80% 3/15/25	600,000	591,416
4.05% 11/21/39	510,000	454,104
4.25% 11/21/49	1,190,000	1,030,605
4.40% 11/6/42	370,000	335,831
4.50% 5/14/35	100,000	96,133
4.55% 3/15/35	60,000	57,993
4.85% 6/15/44	200,000	191,041
4.88% 11/14/48	110,000	105,217
5.05% 3/15/34	455,000	460,640
Astrazeneca Finance LLC 5.00% 2/26/34	1,260,000	1,265,175
AstraZeneca PLC 6.45% 9/15/37	50,000	56,522
Becton Dickinson & Co.
3.36% 6/6/24	160,000	159,297
3.73% 12/15/24	70,000	69,096
4.67% 6/6/47	75,000	67,207
4.69% 12/15/44	340,000	307,879
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	119,615
3.20% 6/15/26	410,000	395,255
4.13% 6/15/39	114,000	101,020
4.55% 2/20/48	707,000	632,440
5.55% 2/22/54	685,000	704,443
5.65% 2/22/64	1,030,000	1,059,636
Cencora, Inc. 5.13% 2/15/34	1,550,000	1,547,349
Cigna Group
4.50% 2/25/26	83,000	81,983
4.90% 12/15/48	700,000	637,648
CVS Health Corp.
1.88% 2/28/31	180,000	146,661
2.13% 9/15/31	590,000	481,606
3.63% 4/1/27	230,000	221,252
3.75% 4/1/30	740,000	689,549
4.25% 4/1/50	710,000	575,317
4.30% 3/25/28	1,271,000	1,240,338
LVIP JPMorgan Core Bond Fund–27

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.05% 3/25/48	2,143,000	$1,946,225
5.13% 7/20/45	840,000	774,093
5.25% 2/21/33	330,000	330,089
♦CVS Pass-Through Trust
4.70% 1/10/36	132,372	121,061
5.93% 1/10/34	60,549	59,450
7.51% 1/10/32	53,246	55,124
8.35% 7/10/31	53,507	57,594
Eli Lilly & Co. 4.95% 2/27/63	210,000	204,272
Johnson & Johnson 2.10% 9/1/40	1,390,000	955,611
Merck & Co., Inc.
0.75% 2/24/26	130,000	120,554
2.75% 12/10/51	170,000	111,139
5.00% 5/17/53	220,000	215,389
5.15% 5/17/63	170,000	168,361
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	206,763
5.30% 5/19/53	515,000	512,031
Pfizer, Inc. 2.70% 5/28/50	760,000	508,949
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	234,000	223,818
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	410,709
3.18% 7/9/50	225,000	156,802
Utah Acquisition Sub, Inc. 3.95% 6/15/26	210,000	202,888
Viatris, Inc. 2.30% 6/22/27	589,000	534,829
Zoetis, Inc. 2.00% 5/15/30	170,000	143,246
		29,101,888
Pipelines–1.03%
Boardwalk Pipelines LP 3.40% 2/15/31	170,000	150,722
Cameron LNG LLC 3.70% 1/15/39	188,000	155,830
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	715,070
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	810,000	839,196
6.54% 11/15/53	1,230,000	1,332,612
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	100,191
Enbridge, Inc. 5.70% 3/8/33	260,000	266,280
Energy Transfer LP
2.90% 5/15/25	430,000	417,353
3.75% 5/15/30	3,950,000	3,640,731
3.90% 7/15/26	24,000	23,273
4.50% 4/15/24	10,000	9,995
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
4.75% 1/15/26	187,000	$185,031
5.30% 4/1/44	50,000	45,962
5.40% 10/1/47	670,000	618,321
5.50% 6/1/27	650,000	654,023
6.00% 2/1/29	1,300,000	1,311,389
6.00% 6/15/48	335,000	332,966
6.10% 2/15/42	60,000	60,683
6.25% 4/15/49	340,000	348,954
Enterprise Products Operating LLC
4.80% 2/1/49	190,000	174,994
6.65% 10/15/34	370,000	412,658
7.55% 4/15/38	206,000	247,005
Flex Intermediate Holdco LLC
3.36% 6/30/31	355,000	286,558
4.32% 12/30/39	130,000	94,605
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	233,280	186,924
Gray Oak Pipeline LLC
2.60% 10/15/25	165,000	157,291
3.45% 10/15/27	372,000	349,164
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	418,644
Kinder Morgan, Inc.
5.00% 2/1/29	1,147,000	1,142,283
5.20% 6/1/33	315,000	310,219
5.20% 3/1/48	70,000	62,993
5.55% 6/1/45	550,000	524,802
MPLX LP
4.70% 4/15/48	550,000	469,188
5.50% 2/15/49	870,000	828,204
NGPL PipeCo LLC 3.25% 7/15/31	215,000	183,654
ONEOK Partners LP 6.65% 10/1/36	15,000	16,108
ONEOK, Inc.
2.20% 9/15/25	250,000	238,535
3.20% 3/15/25	14,000	13,650
5.55% 11/1/26	320,000	322,929
5.80% 11/1/30	500,000	515,091
6.05% 9/1/33	1,030,000	1,074,243
6.63% 9/1/53	1,340,000	1,476,817
Sabine Pass Liquefaction LLC 5.63% 3/1/25	235,000	234,795
TransCanada PipeLines Ltd.
4.75% 5/15/38	80,000	73,575
6.20% 10/15/37	70,000	73,147
Western Midstream Operating LP
3.10% 2/1/25	1,080,000	1,056,719
4.05% 2/1/30	110,000	102,633
LVIP JPMorgan Core Bond Fund–28

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc.
4.90% 1/15/45	360,000	$323,735
5.65% 3/15/33	200,000	205,196
		22,784,941
Private Equity–0.00%
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	52,959
4.70% 9/20/47	9,000	7,788
4.85% 3/29/29	54,000	53,579
		114,326
Real Estate–0.05%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	79,000	75,273
=Opendoor Property trust 4.07% 2/15/26	1,000,000	960,000
		1,035,273
Real Estate Investment Trusts–0.48%
Alexandria Real Estate Equities, Inc.
1.88% 2/1/33	140,000	106,357
2.00% 5/18/32	240,000	188,086
3.80% 4/15/26	23,000	22,359
4.00% 2/1/50	125,000	96,204
American Tower Corp.
1.50% 1/31/28	325,000	283,704
1.88% 10/15/30	275,000	222,970
2.10% 6/15/30	150,000	124,607
2.95% 1/15/51	85,000	54,809
3.10% 6/15/50	130,000	86,195
3.38% 10/15/26	44,000	42,026
3.70% 10/15/49	230,000	170,934
American Tower Trust #1 3.65% 3/15/48	160,000	150,490
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	177,594
2.50% 8/16/31	105,000	86,194
3.85% 2/1/25	50,000	49,141
COPT Defense Properties LP
2.25% 3/15/26	470,000	441,914
2.75% 4/15/31	326,000	268,927
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,198
5.80% 3/1/34	665,000	680,265
DOC DR LLC 2.63% 11/1/31	130,000	107,090
Equinix, Inc.
2.00% 5/15/28	463,000	406,709
2.90% 11/18/26	285,000	267,345
Essex Portfolio LP
1.65% 1/15/31	200,000	157,844
2.65% 3/15/32	145,000	120,051
5.50% 4/1/34	420,000	420,465
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage LP
2.20% 10/15/30	300,000	$248,554
2.40% 10/15/31	125,000	102,841
4.00% 6/15/29	150,000	141,459
5.90% 1/15/31	1,060,000	1,096,677
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	39,905
Healthcare Realty Holdings LP
2.00% 3/15/31	160,000	127,183
3.10% 2/15/30	310,000	269,916
Healthpeak OP LLC
2.13% 12/1/28	330,000	290,212
3.00% 1/15/30	90,000	79,706
3.50% 7/15/29	132,000	122,165
Mid-America Apartments LP
1.70% 2/15/31	150,000	120,772
3.95% 3/15/29	230,000	221,167
NNN REIT, Inc.
3.60% 12/15/26	58,000	55,399
4.30% 10/15/28	150,000	144,982
5.60% 10/15/33	150,000	151,873
Prologis LP
2.13% 10/15/50	150,000	83,730
2.88% 11/15/29	95,000	85,804
Public Storage Operating Co. 2.25% 11/9/31	131,000	108,729
Realty Income Corp. 4.85% 3/15/30	280,000	276,773
Regency Centers LP 2.95% 9/15/29	215,000	192,372
Sabra Health Care LP 3.20% 12/1/31	210,000	174,444
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	324,910
Scentre Group Trust 1/Scentre Group Trust 2 3.50% 2/12/25	170,000	166,829
SITE Centers Corp. 3.63% 2/1/25	61,000	60,054
UDR, Inc.
1.90% 3/15/33	240,000	181,817
2.10% 8/1/32	160,000	125,449
2.95% 9/1/26	28,000	26,463
3.00% 8/15/31	25,000	21,701
3.20% 1/15/30	150,000	135,912
Ventas Realty LP
3.25% 10/15/26	25,000	23,660
3.85% 4/1/27	49,000	46,971
4.13% 1/15/26	9,000	8,790
Welltower OP LLC
3.10% 1/15/30	85,000	76,414
6.50% 3/15/41	125,000	136,238
WP Carey, Inc.
2.25% 4/1/33	180,000	139,374
LVIP JPMorgan Core Bond Fund–29

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
WP Carey, Inc. (continued)
4.25% 10/1/26	245,000	$239,505
		10,604,228
Retail–0.41%
7-Eleven, Inc.
0.95% 2/10/26	170,000	157,083
1.80% 2/10/31	140,000	112,470
2.50% 2/10/41	139,000	93,706
Alimentation Couche-Tard, Inc.
3.44% 5/13/41	250,000	191,999
3.63% 5/13/51	280,000	207,129
3.80% 1/25/50	230,000	176,905
AutoZone, Inc. 1.65% 1/15/31	180,000	145,058
Costco Wholesale Corp.
1.38% 6/20/27	930,000	841,457
1.75% 4/20/32	380,000	307,847
Home Depot, Inc.
2.50% 4/15/27	320,000	299,848
3.25% 4/15/32	1,690,000	1,510,498
3.30% 4/15/40	530,000	421,330
3.35% 4/15/50	680,000	499,154
3.63% 4/15/52	235,000	179,483
3.90% 6/15/47	90,000	73,559
Lowe's Cos., Inc. 1.70% 9/15/28	800,000	699,432
McDonald's Corp.
4.20% 4/1/50	500,000	417,519
4.70% 12/9/35	60,000	58,356
4.88% 12/9/45	1,060,000	989,322
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	77,557
3.60% 9/1/27	49,000	46,822
Starbucks Corp.
4.80% 2/15/33	440,000	435,624
4.90% 2/15/31	850,000	845,866
Walmart, Inc.
1.50% 9/22/28	250,000	220,836
1.80% 9/22/31	180,000	149,444
		9,158,304
Savings & Loans–0.06%
μNationwide Building Society
4.30% 3/8/29	525,000	502,436
6.56% 10/18/27	865,000	887,422
		1,389,858
Semiconductors–0.41%
Analog Devices, Inc. 2.80% 10/1/41	227,000	164,791
Broadcom, Inc.
1.95% 2/15/28	592,000	527,893
3.14% 11/15/35	2,778,000	2,244,350
3.19% 11/15/36	400,000	318,341
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
4.15% 11/15/30	230,000	$217,485
4.93% 5/15/37	650,000	616,893
Intel Corp.
1.60% 8/12/28	400,000	351,003
3.05% 8/12/51	200,000	134,810
3.10% 2/15/60	50,000	31,754
5.20% 2/10/33	390,000	395,408
5.70% 2/10/53	175,000	180,902
KLA Corp.
3.30% 3/1/50	150,000	110,104
4.65% 7/15/32	520,000	511,711
Marvell Technology, Inc. 5.75% 2/15/29	380,000	388,933
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,249,906
3.70% 4/1/60	660,000	526,011
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50% 5/11/31	360,000	301,413
2.70% 5/1/25	190,000	184,375
3.25% 5/11/41	370,000	274,782
5.00% 1/15/33	140,000	136,974
Texas Instruments, Inc. 5.05% 5/18/63	276,000	268,791
		9,136,630
Software–0.41%
Fiserv, Inc.
3.20% 7/1/26	70,000	67,108
4.40% 7/1/49	65,000	55,145
Intuit, Inc.
5.20% 9/15/33	350,000	356,466
5.50% 9/15/53	110,000	114,187
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,458,902
2.92% 3/17/52	820,000	579,719
3.04% 3/17/62	40,000	27,865
3.45% 8/8/36	20,000	17,899
Oracle Corp.
1.65% 3/25/26	2,010,000	1,875,985
2.88% 3/25/31	2,310,000	2,008,491
2.95% 4/1/30	120,000	106,782
3.60% 4/1/40	450,000	354,723
4.00% 7/15/46	110,000	86,655
4.65% 5/6/30	540,000	529,534
4.90% 2/6/33	310,000	303,505
5.55% 2/6/53	220,000	215,211
Roper Technologies, Inc.
1.40% 9/15/27	350,000	310,520
2.00% 6/30/30	160,000	133,543
VMware LLC
1.40% 8/15/26	404,000	368,956
LVIP JPMorgan Core Bond Fund–30

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
VMware LLC (continued)
4.65% 5/15/27	135,000	$132,708
		9,103,904
Telecommunications–0.98%
AT&T, Inc.
1.65% 2/1/28	55,000	48,708
2.25% 2/1/32	1,460,000	1,186,571
2.30% 6/1/27	520,000	479,317
2.55% 12/1/33	1,090,000	873,063
2.75% 6/1/31	265,000	228,261
3.55% 9/15/55	226,000	158,025
3.65% 6/1/51	381,000	279,706
3.65% 9/15/59	160,000	111,394
3.80% 2/15/27	1,020,000	987,586
3.80% 12/1/57	200,000	144,804
Cisco Systems, Inc. 5.05% 2/26/34	755,000	765,165
Corning, Inc. 3.90% 11/15/49	284,000	223,472
Crown Castle Towers LLC 3.66% 5/15/45	60,000	58,663
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	138,922
Rogers Communications, Inc. 4.55% 3/15/52	180,000	151,457
Telefonica Emisiones SA 5.21% 3/8/47	340,000	312,852
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	558,367
2.55% 2/15/31	420,000	357,764
3.00% 2/15/41	800,000	589,238
3.30% 2/15/51	190,000	132,854
3.50% 4/15/25	680,000	666,692
3.75% 4/15/27	130,000	125,204
3.88% 4/15/30	5,690,000	5,330,292
5.05% 7/15/33	700,000	692,401
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,218
2.55% 3/21/31	1,280,000	1,093,531
2.65% 11/20/40	590,000	415,738
2.88% 11/20/50	180,000	117,569
3.40% 3/22/41	200,000	156,321
3.85% 11/1/42	680,000	559,178
4.00% 3/22/50	680,000	549,682
4.13% 8/15/46	480,000	402,637
4.40% 11/1/34	690,000	650,449
4.50% 8/10/33	2,680,000	2,562,918
5.25% 3/16/37	430,000	434,728
Vodafone Group PLC
4.88% 6/19/49	255,000	228,304
5.63% 2/10/53	35,000	34,784
		21,814,835
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.05%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	$22,377
4.70% 9/1/45	35,000	32,381
5.15% 9/1/43	77,000	75,843
5.40% 6/1/41	126,000	128,230
5.75% 5/1/40	85,000	89,764
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	175,792
CSX Corp.
3.35% 9/15/49	10,000	7,197
4.75% 11/15/48	108,000	99,286
5.50% 4/15/41	50,000	50,649
Norfolk Southern Corp.
3.95% 10/1/42	70,000	57,812
4.05% 8/15/52	40,000	32,005
Union Pacific Corp.
3.84% 3/20/60	270,000	207,307
4.10% 9/15/67	150,000	118,413
		1,097,056
Trucking & Leasing–0.02%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	23,782
3.95% 3/10/25	25,000	24,602
5.55% 5/1/28	75,000	75,804
6.05% 8/1/28	310,000	318,955
		443,143
Water–0.01%
American Water Capital Corp.
3.45% 5/1/50	225,000	165,819
4.00% 12/1/46	52,000	42,904
		208,723
Total Corporate Bonds (Cost $578,369,323)		583,876,502
LOAN AGREEMENT–0.03%
=Onesky 3.88% 1/15/31	700,100	651,331
Total Loan Agreement (Cost $706,504)		651,331
MUNICIPAL BONDS–0.02%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	30,257
Ohio State University Series B 4.80% 6/1/11	98,000	87,873
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	139,156
LVIP JPMorgan Core Bond Fund–31

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	$279,177
Total Municipal Bonds (Cost $531,206)		536,463
NON-AGENCY ASSET-BACKED SECURITIES–9.48%
ACC Trust Series 2022-1 B 2.55% 2/20/25	378,886	371,091
American Credit Acceptance Receivables Trust Series 2023-4 C 6.99% 9/12/30	3,816,000	3,906,952
American Homes 4 Rent Trust
Series 2014-SFR3 A 3.68% 12/17/36	206,230	202,830
Series 2014-SFR3 E 6.42% 12/17/36	200,000	199,203
Series 2015-SFR1 D 4.41% 4/17/52	380,000	372,108
Series 2015-SFR1 E 5.64% 4/17/52	100,000	98,909
Series 2015-SFR2 C 4.69% 10/17/52	200,000	196,196
AMSR Trust
Series 2020-SFR1 E 3.22% 4/17/37	850,000	820,567
Series 2020-SFR2 C 2.53% 7/17/37	1,000,000	955,405
Series 2020-SFR3 E2 2.76% 9/17/37	750,000	708,494
Series 2020-SFR4 C 1.86% 11/17/37	1,000,000	934,317
Series 2021-SFR1 D 2.60% 6/17/38	5,059,000	4,427,143
Series 2022-SFR3 E2 4.00% 10/17/39	1,000,000	902,332
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.77% (SOFR30A + 1.45%) 1/15/37	1,670,000	1,656,954
Avid Automobile Receivables Trust Series 2021-1 C 1.55% 5/15/26	319,082	317,471
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A A 4.62% 2/20/27	750,000	739,925
Series 2024-1A A 5.36% 6/20/30	2,642,000	2,655,082
=Bastion Funding I LLC Series 2023-1A A2 7.12% 4/25/38	2,264,753	2,243,918
=Bedrock ABS I LLC 7.95% 12/27/37	863,692	879,152
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	694,740	611,413
Bridge Trust Series 2022-SFR1 C 4.45% 11/17/37	900,000	869,805
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Bridgecrest Lending Auto Securitization Trust Series 2024-1 C 5.65% 4/16/29	2,341,000	$2,336,794
Business Jet Securities LLC
Series 2020-1A A 2.98% 11/15/35	204,742	198,971
Series 2021-1A A 2.16% 4/15/36	1,840,676	1,722,125
BXG Receivables Note Trust Series 2022-A C 5.35% 9/28/37	617,469	587,964
CarMax Auto Owner Trust Series 2023-4 A3 6.00% 7/17/28	480,000	488,076
Cars Net Lease Mortgage Notes Series 2020-1A A3 3.10% 12/15/50	157,400	132,510
Carvana Auto Receivables Trust
Series 2020-N1A D 3.43% 1/15/26	21,938	21,910
Series 2023-N1 B 5.85% 11/10/27	3,840,000	3,837,213
Series 2023-P3 A3 5.82% 8/10/28	275,000	276,598
Series 2023-P4 A4 6.16% 9/10/29	631,000	646,600
Cascade MH Asset Trust Series 2021-MH1 A1 1.75% 2/25/46	742,462	638,384
=CFIN Issuer LLC Series 2022-RTL1 AA 3.25% 2/16/26	512,319	496,950
Continental Finance Credit Card ABS Master Trust Series 2022-A A 6.19% 10/15/30	910,000	897,810
CoreVest American Finance Ltd.
Series 2019-2 D 4.22% 6/15/52	500,000	451,065
Series 2019-3 B 3.16% 10/15/52	700,000	623,360
Series 2020-3 B 2.20% 8/15/53	810,000	683,740
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 3A 6.00% (TSFR01M + 0.67%) 4/25/34	1,056	991
Series 2004-1 M1 6.19% (TSFR01M + 0.86%) 3/25/34	4,724	4,705
Series 2004-1 M2 6.27% (TSFR01M + 0.94%) 3/25/34	2,679	2,716
CPS Auto Receivables Trust
Series 2022-D C 7.69% 1/16/29	880,000	901,985
LVIP JPMorgan Core Bond Fund–32

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust (continued)
Series 2023-D C 7.17% 1/15/30	3,686,000	$3,781,066
Credit Acceptance Auto Loan Trust
Series 2021-2A C 1.64% 6/17/30	4,700,000	4,641,529
Series 2022-3A C 8.45% 2/15/33	900,000	932,437
Series 2023-2A A 5.92% 5/16/33	1,000,000	1,003,797
Series 2023-3A A 6.39% 8/15/33	700,000	709,877
Series 2024-1A C 6.71% 7/17/34	3,910,000	3,928,756
Credit Suisse ABS Trust Series 2020-AT1 A 2.61% 10/15/26	79,612	79,416
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 5.58% (TSFR01M + 0.25%) 1/15/37	456,244	414,071
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	650,000	595,645
=Diversified Abs Phase III LLC Series 2022-1 A2 4.88% 4/28/39	1,027,437	923,871
=DP Lion Holdco LLC Series 2023-1A A 8.24% 11/30/43	1,979,848	2,000,241
Drive Auto Receivables Trust Series 2020-2 D 3.05% 5/15/28	591,533	587,483
DT Auto Owner Trust
Series 2022-3A C 7.69% 7/17/28	900,000	918,177
Series 2022-3A D 8.14% 7/17/28	750,000	775,465
Series 2023-2A C 5.79% 2/15/29	956,000	955,638
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.78% (SOFR30A + 1.46%) 3/25/36	945,148	951,133
Exeter Automobile Receivables Trust
Series 2019-3A D 3.11% 8/15/25	42,176	42,109
Series 2019-4A D 2.58% 9/15/25	218,659	217,442
Series 2022-6A D 8.03% 4/6/29	1,032,000	1,075,618
Series 2023-5A C 6.85% 1/16/29	1,824,000	1,872,815
Series 2024-2A D 5.92% 2/15/30	4,241,000	4,244,468
FHF Issuer Trust Series 2023-2A A2 6.79% 10/15/29	2,793,031	2,819,651
First Investors Auto Owner Trust Series 2023-1A C 6.81% 12/17/29	4,000,000	4,105,633
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust
Series 2020-SFR1 D 2.24% 8/17/37	800,000	$755,499
Series 2020-SFR1 E 2.79% 8/17/37	1,100,000	1,043,288
Series 2020-SFR2 E 2.67% 10/19/37	850,000	802,001
Series 2021-SFR1 E1 2.39% 8/17/38	5,142,000	4,628,168
Series 2022-SFR2 E1 4.50% 7/17/39	900,000	835,961
Series 2022-SFR3 C 4.50% 7/17/38	784,000	757,183
FMC GMSR Issuer Trust
•Series 2020-GT1 A 4.45% 1/25/26	1,500,000	1,391,832
•Series 2021-GT1 A 3.62% 7/25/26	1,200,000	1,056,036
•Series 2021-GT2 A 3.85% 10/25/26	3,050,000	2,696,264
=•Series 2024-SAT1 A 6.50% 3/26/27	5,675,000	5,542,870
Foundation Finance Trust
Series 2020-1A A 3.54% 7/16/40	151,697	148,312
Series 2023-2A D 9.10% 6/15/49	2,900,000	3,005,044
FREED ABS Trust Series 2022-3FP B 5.79% 8/20/29	76,916	76,892
GLS Auto Receivables Issuer Trust Series 2023-3A C 6.01% 5/15/29	523,000	525,541
GLS Auto Select Receivables Trust Series 2023-2A A3 6.38% 2/15/29	4,250,000	4,349,366
Goodgreen Trust
=Series 2017 R1 5.00% 10/20/51	65,105	62,039
Series 2017-1A A 3.74% 10/15/52	29,490	26,671
Series 2017-2A A 3.26% 10/15/53	121,438	108,470
Series 2019-2A A 2.76% 4/15/55	217,547	183,651
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,262,405	1,044,216
Granite Park Equipment Leasing LLC Series 2023-1A A3 6.46% 9/20/32	2,800,000	2,860,494
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,246,475	1,908,383
Hero Funding Series 2017-3A A2 3.95% 9/20/48	79,661	70,389
HERO Funding Trust
Series 2016-3A A1 3.08% 9/20/42	18,531	16,392
LVIP JPMorgan Core Bond Fund–33

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HERO Funding Trust (continued)
Series 2017-1A A2 4.46% 9/20/47	59,582	$54,102
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	1,840,000	1,679,615
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.49% (TSFR01M + 1.16%) 6/16/36	964,563	958,549
Home Partners of America Trust Series 2020-2 E 3.08% 1/17/41	829,492	686,318
John Deere Owner Trust Series 2023-B A4 5.11% 5/15/30	1,100,000	1,099,164
Jonah Energy Abs I LLC Series 2022-1 A1 7.20% 12/10/37	431,888	430,318
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	3,309,585	3,312,723
Lending Funding Trust
Series 2020-2A A 2.32% 4/21/31	1,305,000	1,211,887
Series 2020-2A C 4.30% 4/21/31	1,000,000	909,121
Lendmark Funding Trust
Series 2021-1A B 2.47% 11/20/31	4,600,000	3,997,164
Series 2022-1A C 6.60% 7/20/32	1,200,000	1,203,384
•Long Beach Mortgage Loan Trust
Series 2003-4 M1 6.46% (TSFR01M + 1.13%) 8/25/33	1,742	1,732
Series 2004-1 M1 6.19% (TSFR01M + 0.86%) 2/25/34	19,558	19,082
Marlette Funding Trust Series 2021-3A C 1.81% 12/15/31	1,400,000	1,351,608
Merchants Fleet Funding LLC Series 2023-1A A 7.21% 5/20/36	4,000,000	4,025,685
•MF1 LLC Series 2022-FL10 A 7.96% (TSFR01M + 2.64%) 9/17/37	3,100,000	3,110,657
=MNR ABS Issuer I LLC 8.95% 12/15/38	2,434,950	2,468,309
MVW LLC
Series 2019-2A B 2.44% 10/20/38	173,455	163,703
Series 2023-2A C 7.06% 11/20/40	1,544,940	1,568,655
MVW Owner Trust
Series 2019-1A A 2.89% 11/20/36	40,805	39,623
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
MVW Owner Trust (continued)
Series 2023-1A C 6.54% 10/20/40	1,162,558	$1,156,946
•Navient Student Loan Trust Series 2016-3A A3 6.78% (SOFR30A + 1.46%) 6/25/65	1,137,917	1,149,398
•New Century Home Equity Loan Trust Series 2005-1 M1 6.12% (TSFR01M + 0.79%) 3/25/35	11,007	11,104
New Residential Mortgage Loan Trust Series 2022-SFR1 D 3.30% 2/17/39	1,375,000	1,235,232
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	1,691,025	1,537,808
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 A 3.84% 12/25/25	372,776	357,319
Series 2021-FHT1 A 3.10% 7/25/26	631,767	589,163
Series 2021-GNT1 A 3.47% 11/25/26	609,220	555,549
Octane Receivables Trust Series 2022-2A D 7.70% 2/20/30	1,400,000	1,435,979
OneMain Direct Auto Receivables Trust
Series 2019-1A B 3.95% 11/14/28	1,000,000	969,698
Series 2021-1A A 0.87% 7/14/28	780,587	752,764
Series 2023-1A D 7.07% 2/14/33	682,000	689,575
Pagaya AI Technology in Housing Trust Series 2022-1 A 4.25% 8/25/25	1,400,000	1,362,116
•PNMAC GMSR Issuer Trust Series 2022-GT1 A 9.57% (SOFR30A + 4.25%) 5/25/27	850,000	861,919
PRET LLC
φSeries 2021-NPL6 A1 2.49% 7/25/51	383,496	374,140
•Series 2021-RN4 A1 2.49% 10/25/51	1,192,316	1,165,815
φPretium Mortgage Credit Partners I LLC Series 2021-NPL1 A1 5.24% 9/27/60	556,822	547,990
Progress Residential Trust
Series 2020-SFR1 E 3.03% 4/17/37	900,000	869,419
Series 2022-SFR2 A 2.95% 4/17/27	546,879	511,367
Series 2022-SFR2 E1 4.55% 4/17/27	2,700,000	2,542,710
Renew Financial Series 2017-1A A 3.67% 9/20/52	30,139	27,318
=RT Financial LLC 7.85% 10/15/43	2,587,233	2,620,609
LVIP JPMorgan Core Bond Fund–34

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2022-4 A3 4.14% 2/16/27	590,607	$587,831
Series 2022-4 C 5.00% 11/15/29	2,950,000	2,913,800
Series 2022-5 D 5.67% 12/16/30	5,500,000	5,470,684
Series 2022-6 D 5.69% 2/18/31	5,500,000	5,468,605
Series 2023-6 C 6.40% 3/17/31	2,200,000	2,263,863
SCF Equipment Leasing LLC
Series 2022-2A A3 6.50% 10/21/30	3,000,000	3,029,167
Series 2022-2A C 6.50% 8/20/32	810,000	824,683
Series 2023-1A A3 6.17% 5/20/32	3,000,000	3,083,205
Series 2023-1A C 6.77% 8/22/33	3,815,000	4,007,194
Sierra Timeshare Receivables Funding LLC
Series 2019-3A C 3.00% 8/20/36	106,070	104,313
Series 2020-2A A 1.33% 7/20/37	135,256	129,505
•SLC Student Loan Trust Series 2008-1 A4A 7.22% (SOFR90A + 1.86%) 12/15/32	1,055,205	1,070,752
•SLM Private Credit Student Loan Trust
Series 2005-B A4 5.92% (TSFR03M + 0.59%) 6/15/39	592,230	579,404
Series 2006-A A5 5.88% (TSFR03M + 0.55%) 6/15/39	533,846	517,478
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	508,387	476,931
Series 2021-C APT1 1.39% 1/15/53	1,729,760	1,525,583
Series 2021-C B 2.30% 1/15/53	897,445	834,836
Series 2022-C A1A 4.48% 5/16/50	3,270,720	3,180,623
=Sonoran Auto Receivables Trust
4.75% 7/15/24	4,651	4,611
4.76% 6/15/25	30,207	30,105
•Starwood Ltd. Series 2022-FL3 A 6.67% (SOFR30A + 1.35%) 11/15/38	2,180,000	2,144,143
Tricon American Homes Trust Series 2020-SFR2 E1 2.73% 11/17/39	2,426,000	2,159,348
Tricon Residential Trust Series 2022-SFR1 D 4.75% 4/17/39	459,000	439,565
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	1,446,321	$1,307,973
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	192,269	174,346
Series 2019-25G 1 2.69% 7/1/44	312,855	272,665
=VM Debt Trust Series 2019-1 7.46% 7/18/27	999,915	939,920
φVOLT CI LLC Series 2021-NP10 A1 1.99% 5/25/51	391,479	376,070
φVOLT XCII LLC Series 2021-NPL1 A1 4.89% 2/27/51	191,450	186,691
φVOLT XCIII LLC Series 2021-NPL2 A1 4.89% 2/27/51	755,909	737,162
φVOLT XCIV LLC Series 2021-NPL3 A1 5.24% 2/27/51	513,350	501,601
φVOLT XCIX LLC Series 2021-NPL8 A1 5.12% 4/25/51	714,320	694,983
φVOLT XCV LLC Series 2021-NPL4 A1 5.24% 3/27/51	307,741	302,426
φVOLT XCVI LLC Series 2021-NPL5 A1 5.12% 3/27/51	378,969	370,770
φVOLT XCVII LLC Series 2021-NPL6 A1 5.24% 4/25/51	443,015	434,437
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	1,759,895	1,531,449
Westgate Resorts LLC Series 2020-1A B 3.96% 3/20/34	618,533	613,389
Westlake Automobile Receivables Trust Series 2023-3A C 6.02% 9/15/28	1,000,000	1,006,019
Total Non-Agency Asset-Backed Securities (Cost $208,820,499)		210,402,501
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.03%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 5.98% (TSFR01M + 0.65%) 11/25/35	208,930	205,964
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	633,151	532,835
Series 2022-3 A1 4.00% 1/25/67	1,349,783	1,273,664
~^Banc of America Alternative Loan Trust Series 2004-6 15 0.00% 7/25/34	1,414	800
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	6,695	4,988
Series 2005-6 2A7 5.50% 10/25/35	53,285	44,960
~^Series 2005-7 30 0.00% 11/25/35	4,925	3,542
LVIP JPMorgan Core Bond Fund–35

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Bear Stearns ARM Trust
Series 2003-7 3A 5.62% 10/25/33	3,244	$3,218
Series 2006-1 A1 7.66% (H15T1Y + 2.25%) 2/25/36	22,888	22,003
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	2,485,116	2,465,802
•CENT Trust Series 2023-CITY A 7.95% (TSFR01M + 2.62%) 9/15/38	2,750,000	2,774,061
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 2A1 4.24% 6/25/34	10,836	9,708
♦•Series 2004-HYB1 2A 5.54% 5/20/34	6,011	5,428
♦•Series 2004-HYB3 2A 3.84% 6/20/34	8,441	7,733
♦Series 2005-16 A23 5.50% 9/25/35	24,123	15,524
♦•Series 2005-22 2A1 4.70% 11/25/35	60,029	50,175
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	823,244	705,980
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 A 6.24% 9/25/33	2,396	2,329
~^Series 2003-UP2 1 0.00% 12/25/18	45	42
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3 A3 7.00% 9/25/33	695	663
•Series 2005-1 2A1A 3.46% 2/25/35	34,983	26,867
Countrywide Alternative Loan Trust
Series 2004-2CB 1A9 5.75% 3/25/34	351,875	338,630
*‡•Series 2005-20CB 3A8 0.00% (4.64% minus TSFR01M) 7/25/35	124,620	3,574
*‡•Series 2005-22T1 A2 0.00% (4.96% minus TSFR01M) 6/25/35	246,909	13,099
Series 2005-28CB 1A4 5.50% 8/25/35	156,963	134,938
Series 2005-54CB 1A11 5.50% 11/25/35	55,946	42,409
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	2,802,609	2,471,278
φ•Series 2019-NQM1 A3 4.06% 10/25/59	965,589	934,072
•Series 2020-RPL4 A1 2.00% 1/25/60	857,275	749,192
•Series 2021-AFC1 A1 0.83% 3/25/56	748,534	587,423
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
•Series 2021-AFC1 A3 1.17% 3/25/56	1,017,791	$785,387
•Series 2021-NQM3 A3 1.63% 4/25/66	1,752,172	1,445,601
•Series 2021-NQM7 A1 1.76% 10/25/66	575,424	493,730
•Series 2021-NQM8 A1 1.84% 10/25/66	2,839,176	2,467,599
•Series 2021-RPL1 A1 4.04% 9/27/60	1,135,633	1,089,865
Series 2021-RPL2 A1 2.00% 1/25/60	505,958	434,236
•Series 2021-RPL6 A1 2.00% 10/25/60	1,029,549	901,311
φ•Series 2022-JR1 A1 4.27% 10/25/66	467,454	459,375
•Series 2022-NQM1 A1 2.27% 11/25/66	2,808,309	2,436,077
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	2,028,112	1,778,112
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	770,009	618,282
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 1A19 5.50% 11/25/35	49,598	23,974
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	95,357	83,228
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	2,261,948	2,124,320
•GMACM Mortgage Loan Trust Series 2005-AR3 3A4 3.85% 6/19/35	31,865	28,938
GSR Mortgage Loan Trust
Series 2004-13F 3A3 6.00% 11/25/34	6,970	6,503
Series 2004-6F 1A2 5.00% 5/25/34	15,304	14,143
Series 2004-6F 3A4 6.50% 5/25/34	43,005	42,169
•Home RE Ltd. Series 2022-1 M1A 8.17% (SOFR30A + 2.85%) 10/25/34	463,414	466,237
•Impac CMB Trust Series 2007-A A 5.94% (TSFR01M + 0.61%) 5/25/37	972,667	933,856
•Impac Secured Assets Trust Series 2006-1 2A1 6.14% (TSFR01M + 0.81%) 5/25/36	4,066	3,866
LVIP JPMorgan Core Bond Fund–36

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust
Series 2006-A2 5A3 6.09% 11/25/33	4,666	$4,606
Series 2017-5 A2 4.26% 10/26/48	2,890,917	2,797,903
Series 2018-4 A1 3.50% 10/25/48	331,171	291,898
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 2A1 5.99% 4/21/34	5,739	5,566
MASTR Alternative Loan Trust
Series 2003-9 8A1 6.00% 1/25/34	20,313	18,921
Series 2004-10 1A1 4.50% 9/25/34	437	421
Series 2004-4 10A1 5.00% 5/25/24	6,421	5,803
Series 2004-6 7A1 6.00% 7/25/34	45,222	43,945
~^Series 2004-7 30 0.00% 8/25/34	3,814	3,165
Series 2004-8 6A1 5.50% 9/25/19	98	97
MASTR Asset Securitization Trust
Series 2003-11 9A6 5.25% 12/25/33	33,378	31,906
~^Series 2003-12 15 0.00% 12/25/18	76	0
~^Series 2004-6 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO 3 0.00% 5/28/35	5,146	3,924
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	524,060	488,048
•NACC Reperforming Loan REMIC Trust Series 2004-R2 A1 6.50% 10/25/34	14,574	12,587
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	533,719	497,541
Series 2015-1A A3 3.75% 5/28/52	290,044	270,307
Series 2015-2A A1 3.75% 8/25/55	1,838,068	1,718,528
Series 2015-2A A2 3.75% 8/25/55	1,046,491	978,432
Series 2016-3A A1B 3.25% 9/25/56	581,567	529,574
Series 2016-3A B1 4.00% 9/25/56	2,368,052	2,249,719
Series 2016-4A B2 4.75% 11/25/56	1,284,901	1,235,807
Series 2017-1A A1 4.00% 2/25/57	1,462,711	1,372,080
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2017-2A B2 4.75% 3/25/57	1,289,558	$1,253,348
Series 2017-4A A1 4.00% 5/25/57	1,354,729	1,264,779
Series 2017-6A A1 4.00% 8/27/57	2,948,593	2,765,394
Series 2022-NQM2 A1 3.08% 3/27/62	2,850,438	2,609,588
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	522,651	411,993
Series 2021-NQM3 A1 1.05% 7/25/61	835,598	658,819
Series 2022-NQM1 A1 2.31% 11/25/61	2,796,904	2,395,366
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	1,754,165	1,455,546
*PHH Alternative Mortgage Trust Series 2007-2 2X 6.00% 5/25/37	64,707	13,181
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	761,117	642,081
SACO I, Inc. Series 1997-2 1A5 7.00% 8/25/36	907	851
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	2,713,831	2,490,213
Towd Point Mortgage Trust
•Series 2016-3 B1 4.13% 4/25/56	850,000	809,539
•Series 2017-6 M1 3.25% 10/25/57	1,610,000	1,446,250
•Series 2019-HY2 M2 7.34% (TSFR01M + 2.01%) 5/25/58	950,000	1,009,073
•Series 2021-R1 A1 2.92% 11/30/60	1,327,839	1,145,370
Series 2022-4 A1 3.75% 9/25/62	2,535,415	2,353,359
Vendee Mortgage Trust
Series 1996-1 1Z 6.75% 2/15/26	11,911	11,936
Series 1996-2 1Z 6.75% 6/15/26	5,512	5,566
Series 1997-1 2Z 7.50% 2/15/27	24,759	25,051
Series 1998-1 2E 7.00% 3/15/28	8,810	8,898
•VM Master Issuer LLC Series 2022-1 A1 5.16% 5/24/25	1,000,000	991,955
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 A 5.54% 8/25/33	2,248	2,125
LVIP JPMorgan Core Bond Fund–37

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦•WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-AR9 1A6 5.69% 9/25/33	11,984	$11,302
Series 2004-AR3 A2 4.65% 6/25/34	3,713	3,373
Series 2005-AR13 A1A1 6.02% (TSFR01M + 0.69%) 10/25/45	691,743	653,891
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦‡•Series 2005-2 1A4 0.00% (4.94% minus TSFR01M) 4/25/35	261,433	6,668
*♦‡•Series 2005-2 2A3 0.00% (4.89% minus TSFR01M) 4/25/35	71,419	1,701
*♦Series 2005-3 CX 5.50% 5/25/35	83,019	13,806
♦Series 2005-4 CB7 5.50% 6/25/35	65,223	56,903
♦Series 2005-6 2A4 5.50% 8/25/35	16,901	13,838
Total Non-Agency Collateralized Mortgage Obligations (Cost $65,481,139)		67,160,332
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.97%
•AREIT Trust Series 2022-CRE6 A 6.57% (SOFR30A + 1.25%) 1/20/37	1,662,979	1,644,275
•BANK Series 2018-BN14 C 4.62% 9/15/60	1,640,000	1,263,098
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	300,000	290,154
•BX Commercial Mortgage Trust
Series 2021-SOAR A 6.11% (TSFR01M + 0.78%) 6/15/38	1,138,740	1,130,913
Series 2021-XL2 A 6.13% (TSFR01M + 0.80%) 10/15/38	3,596,879	3,569,909
Series 2023-VLT2 A 7.61% (TSFR01M + 2.28%) 6/15/40	3,710,000	3,725,070
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	870,000	775,252
•Series 2022-LBA6 A 6.33% (TSFR01M + 1.00%) 1/15/39	1,680,000	1,671,074
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	1,950,000	1,801,712
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	680,000	671,620
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2016-P3 A4 3.33% 4/15/49	580,000	$552,740
Series 2016-P6 A4 3.46% 12/10/49	266,043	252,766
COMM Mortgage Trust
Series 2014-CR16 A4 4.05% 4/10/47	220,485	219,219
Series 2014-CR19 A5 3.80% 8/10/47	200,000	199,048
Series 2014-CR20 A4 3.59% 11/10/47	310,000	303,704
Series 2014-CR20 AM 3.94% 11/10/47	1,200,000	1,159,012
Series 2015-CR23 A4 3.50% 5/10/48	320,000	312,335
Series 2015-CR25 A4 3.76% 8/10/48	156,000	151,902
Series 2020-CBM A2 2.90% 2/10/37	750,000	724,373
Series 2020-CBM C 3.40% 2/10/37	500,000	477,949
CSMC Trust
Series 2014-USA A2 3.95% 9/15/37	885,000	782,962
Series 2014-USA B 4.18% 9/15/37	5,620,000	4,831,882
Series 2014-USA D 4.37% 9/15/37	100,000	68,831
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	700,000	668,314
~^GAM Re-REMICS Trust
Series 2021-FRR2 A730 0.00% 9/27/51	1,250,000	1,175,421
Series 2021-FRR2 B730 0.00% 9/27/51	1,750,000	1,642,070
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.55% 3/5/33	3,810,000	2,955,568
Series 2021-ROSS A 6.59% (TSFR01M + 1.26%) 5/15/26	2,970,000	2,747,270
GS Mortgage Securities Trust Series 2015-GC32 A4 3.76% 7/10/48	390,000	379,272
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 A5 3.91% 1/15/49	1,000,000	967,911
•Series 2020-MKST D 7.44% (TSFR01M + 2.11%) 12/15/36	5,130,000	1,231,870
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,370,000	1,328,923
LVIP JPMorgan Core Bond Fund–38

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,300,000	$1,218,510
•MHC Trust Series 2021-MHC2 A 6.29% (TSFR01M + 0.96%) 5/15/38	417,245	415,289
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.04% 2/15/46	472,091	453,987
Series 2014-C17 A5 3.74% 8/15/47	356,910	354,809
Series 2015-C23 A4 3.72% 7/15/50	1,230,000	1,197,755
Series 2015-C26 A5 3.53% 10/15/48	970,000	939,054
Series 2016-C29 A4 3.33% 5/15/49	540,000	515,240
•Morgan Stanley Capital I Trust Series 2019-BPR A 7.32% (TSFR01M + 1.99%) 5/15/36	1,993,265	1,960,834
MRCD Mortgage Trust
Series 2019-PARK A 2.72% 12/15/36	740,000	645,576
Series 2019-PARK D 2.72% 12/15/36	987,000	846,319
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.73% (TSFR01M + 1.40%) 3/15/39	1,030,000	1,014,872
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	5,440,000	4,801,470
*•Series 2019-FAME XA 1.35% 8/15/36	32,225,000	3,870
•OPG Trust Series 2021-PORT A 5.92% (TSFR01M + 0.60%) 10/15/36	2,422,739	2,390,943
SBALR Commercial Mortgage Trust Series 2020-RR1 A3 2.83% 2/13/53	908,853	763,081
SLG Office Trust Series 2021-OVA A 2.59% 7/15/41	2,020,000	1,671,312
•SMRT Series 2022-MINI A 6.33% (TSFR01M + 1.00%) 1/15/39	1,740,000	1,729,125
UBS-BAMLL Trust Series 2012-WRM A 3.66% 6/10/30	3,676	3,346
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	1,530,000	1,237,450
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.71% 8/15/49	12,243,743	352,720
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*•Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-C36 XA 1.16% 11/15/59	24,946,994	$557,234
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,061,704
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $65,719,014)		65,810,919
ΔREGIONAL BONDS–0.11%
Canada—0.11%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,043,022
Province of Manitoba Canada 2.13% 6/22/26	660,000	623,031
Province of Quebec Canada 2.50% 4/20/26	730,000	697,212
		2,363,265
Total Regional Bonds (Cost $2,344,576)		2,363,265
ΔSOVEREIGN BONDS–0.35%
Chile—0.03%
Chile Government International Bonds 3.10% 1/22/61	930,000	585,234
		585,234
India—0.04%
Export-Import Bank of India 3.38% 8/5/26	990,000	946,827
		946,827
Mexico—0.23%
Mexico Government International Bonds
2.66% 5/24/31	283,000	236,081
3.50% 2/12/34	5,067,000	4,214,308
3.75% 1/11/28	280,000	265,844
4.40% 2/12/52	685,000	522,427
		5,238,660
Poland—0.04%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	913,743
		913,743
Saudi Arabia—0.01%
Saudi Government International Bonds 2.25% 2/2/33	200,000	160,964
		160,964
Total Sovereign Bonds (Cost $7,640,586)		7,845,428
LVIP JPMorgan Core Bond Fund–39

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–27.15%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	$762,262
1.63% 11/15/50	13,530,000	7,641,807
1.75% 8/15/41	257,500	173,772
1.88% 2/15/51	26,123,900	15,737,609
2.00% 11/15/41	205,000	143,820
2.00% 2/15/50	5,100,000	3,194,273
2.00% 8/15/51	3,085,000	1,911,374
2.25% 5/15/41	4,785,000	3,535,293
2.25% 8/15/46	3,103,700	2,124,216
2.25% 8/15/49	1,095,000	730,185
2.38% 2/15/42	2,510,000	1,866,911
2.38% 11/15/49	1,365,000	934,972
2.38% 5/15/51	16,350,000	11,099,479
2.50% 2/15/45	2,000,000	1,462,422
2.75% 8/15/42	1,800,000	1,412,508
2.75% 11/15/42	8,450,000	6,613,775
2.88% 5/15/43	7,470,000	5,935,440
2.88% 8/15/45	570,000	443,687
2.88% 5/15/49	1,420,000	1,080,143
2.88% 5/15/52	5,320,000	4,025,328
3.00% 11/15/44	663,000	530,918
3.00% 11/15/45	1,000,000	794,258
3.00% 2/15/47	28,000	22,027
3.00% 2/15/48	90,000	70,393
3.00% 2/15/49	5,380,000	4,194,509
3.00% 8/15/52	1,400,000	1,087,461
3.13% 11/15/41	950,000	798,111
3.13% 2/15/43	720,000	596,475
3.13% 5/15/48	176,200	140,919
3.25% 5/15/42	110,000	93,504
3.38% 5/15/44	1,000,000	853,320
3.38% 11/15/48	2,980,000	2,490,279
3.50% 2/15/39	1,037,800	953,438
3.63% 8/15/43	350,000	311,322
3.63% 2/15/44	645,000	572,312
3.63% 5/15/53	18,160,000	15,955,262
3.75% 8/15/41	2,150,000	1,979,092
3.75% 11/15/43	514,000	464,949
3.88% 8/15/40	11,875,000	11,208,887
3.88% 2/15/43	500,000	462,207
3.88% 5/15/43	35,110,000	32,404,061
4.00% 11/15/42	3,000,000	2,825,859
4.00% 11/15/52	1,860,000	1,748,763
4.25% 5/15/39	945,000	942,970
4.38% 8/15/43	6,050,000	5,978,156
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,066,459	15,067,315
U.S. Treasury Notes
0.38% 9/30/27	1,160,000	1,011,692
0.50% 2/28/26	23,300,000	21,535,207
0.75% 4/30/26	100,000	92,383
0.88% 11/15/30	101,570,000	82,212,186
1.25% 3/31/28	2,475,000	2,198,979
1.25% 6/30/28	3,937,500	3,476,382
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.25% 8/15/31	250,000	$203,643
1.38% 11/15/31	840,400	686,436
1.50% 8/15/26	28,000	26,095
1.50% 1/31/27	74,000	68,242
1.63% 2/15/26	59,400	56,170
1.63% 5/15/31	310,000	261,248
1.75% 12/31/26	9,082,100	8,452,739
1.88% 2/15/32	2,950,000	2,491,598
2.00% 11/15/26	84,000	78,855
2.25% 2/15/27	293,000	275,832
2.50% 2/28/26	160,000	153,688
2.63% 5/31/27	5,100,000	4,832,848
2.75% 7/31/27	2,230,000	2,117,803
2.88% 4/30/25	146,000	142,749
2.88% 8/15/28	188,850,000	178,330,466
2.88% 5/15/32	1,630,000	1,479,925
3.13% 8/31/27	2,935,000	2,819,434
3.13% 8/31/29	2,895,000	2,740,751
3.38% 5/15/33	39,940,000	37,415,667
3.63% 3/31/30	7,150,000	6,920,977
3.88% 11/30/27	3,000,000	2,951,484
3.88% 8/15/33	370,000	360,172
4.50% 11/15/33	22,200,000	22,692,562
4.63% 9/15/26	170,000	170,372
4.88% 10/31/30	24,170,000	25,048,995
^U.S. Treasury Strip Coupon
0.00% 2/15/25	50,000	47,843
0.00% 5/15/26	100,000	90,751
0.00% 8/15/26	23,000	20,648
0.00% 11/15/26	250,000	222,309
0.00% 2/15/27	300,000	264,159
0.00% 5/15/27	725,000	631,974
0.00% 8/15/27	250,000	215,675
0.00% 8/15/29	3,400,000	2,705,509
0.00% 8/15/30	300,000	228,594
0.00% 11/15/30	500,000	377,313
0.00% 2/15/31	350,000	261,293
0.00% 5/15/31	275,000	203,195
0.00% 11/15/31	760,000	549,591
0.00% 2/15/33	400,000	273,734
0.00% 5/15/33	1,175,000	795,592
0.00% 8/15/33	100,000	66,953
0.00% 11/15/33	1,025,000	678,696
0.00% 2/15/34	775,000	507,884
0.00% 11/15/34	50,000	31,662
0.00% 2/15/35	65,000	40,703
0.00% 5/15/35	250,000	154,825
0.00% 11/15/40	850,000	396,127
0.00% 2/15/41	545,134	250,681
0.00% 11/15/41	100,000	44,207
0.00% 11/15/43	21,405,000	8,638,517
Total U.S. Treasury Obligations (Cost $607,366,731)		602,380,058

LVIP JPMorgan Core Bond Fund–40

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	6,630,754	$6,630,754
Total Money Market Fund (Cost $6,630,754)		6,630,754

TOTAL INVESTMENTS–99.89% (Cost $2,206,068,498)	$2,216,063,684

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	2,420,014
NET ASSETS APPLICABLE TO 226,433,473 SHARES OUTSTANDING–100.00%	$2,218,483,698

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2024.
‡Rate is less than 0.01%.
ΔSecurities have been classified by country of origin.

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
76	U.S. Treasury 2 yr Notes	$15,540,813	$15,554,711	6/28/24	$—	$(13,898)
746	U.S. Treasury 5 yr Notes	79,833,656	79,605,913	6/28/24	227,743	—
Total Futures Contracts					$227,743	$(13,898)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

LVIP JPMorgan Core Bond Fund–41

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ECOFC–Enterprise 11th District Federal Cost of Funds Index
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
H15T10Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
PNMAC–PennyMac
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
RFUCCT6M–Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
S&P–Standard & Poor’s
S.F.–Single Family
TSFR12M–12 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP JPMorgan Core Bond Fund–42

LVIP JPMorgan Core Bond Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Core Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Core Bond Fund–43

LVIP JPMorgan Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$57,644,725	$—	$57,644,725
Agency Commercial Mortgage-Backed Securities	—	43,208,031	—	43,208,031
Agency Mortgage-Backed Securities	—	566,692,919	—	566,692,919
Agency Obligations	—	860,456	—	860,456
Corporate Bonds
Aerospace & Defense	—	13,301,540	—	13,301,540
Agriculture	—	5,883,772	—	5,883,772
Airlines	—	5,325,042	—	5,325,042
Apparel	—	1,671,017	—	1,671,017
Auto Manufacturers	—	5,249,012	—	5,249,012
Auto Parts & Equipment	—	90,246	—	90,246
Banks	—	217,838,682	—	217,838,682
Beverages	—	3,229,362	—	3,229,362
Biotechnology	—	1,585,049	—	1,585,049
Building Materials	—	1,019,237	—	1,019,237
Chemicals	—	2,182,366	—	2,182,366
Commercial Services	—	6,925,513	—	6,925,513
Computers	—	4,292,075	—	4,292,075
Cosmetics & Personal Care	—	2,861,123	—	2,861,123
Distribution/Wholesale	—	71,703	—	71,703
Diversified Financial Services	—	30,641,202	—	30,641,202
Electric	—	41,214,837	—	41,214,837
Electrical Components & Equipment	—	733,464	—	733,464
Electronics	—	1,213,962	—	1,213,962
Engineering & Construction	—	416,580	—	416,580
Entertainment	—	3,450,014	—	3,450,014
Environmental Control	—	119,123	—	119,123
Food	—	6,098,835	—	6,098,835
Gas	—	4,119,987	—	4,119,987
Health Care Products	—	2,643,048	—	2,643,048
Health Care Services	—	12,712,457	—	12,712,457
Housewares	—	343,761	—	343,761
Insurance	—	13,290,662	—	13,290,662
Internet	—	10,714,486	—	10,714,486
Iron & Steel	—	2,303,979	—	2,303,979
Machinery Diversified	—	1,025,990	—	1,025,990
Media	—	19,196,768	—	19,196,768
Mining	—	11,767,132	—	11,767,132
Miscellaneous Manufacturing	—	710,490	—	710,490
Oil & Gas	—	32,258,452	—	32,258,452
Oil & Gas Services	—	962,214	—	962,214
Packaging & Containers	—	420,211	—	420,211
Pharmaceuticals	—	29,101,888	—	29,101,888
Pipelines	—	22,784,941	—	22,784,941
Private Equity	—	114,326	—	114,326
Real Estate	—	75,273	960,000	1,035,273
Real Estate Investment Trusts	—	10,604,228	—	10,604,228
Retail	—	9,158,304	—	9,158,304
Savings & Loans	—	1,389,858	—	1,389,858
Semiconductors	—	9,136,630	—	9,136,630
Software	—	9,103,904	—	9,103,904
Telecommunications	—	21,814,835	—	21,814,835
Transportation	—	1,097,056	—	1,097,056
Trucking & Leasing	—	443,143	—	443,143
Water	—	208,723	—	208,723
Loan Agreement	—	—	651,331	651,331
Municipal Bonds	—	536,463	—	536,463
LVIP JPMorgan Core Bond Fund–44

LVIP JPMorgan Core Bond Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Asset-Backed Securities	$—	$192,189,906	$18,212,595	$210,402,501
Non-Agency Collateralized Mortgage Obligations	—	67,160,332	—	67,160,332
Non-Agency Commercial Mortgage-Backed Securities	—	65,810,919	—	65,810,919
Regional Bonds	—	2,363,265	—	2,363,265
Sovereign Bonds	—	7,845,428	—	7,845,428
U.S. Treasury Obligations	—	602,380,058	—	602,380,058
Money Market Fund	6,630,754	—	—	6,630,754
Total Investments	$6,630,754	$2,189,609,004	$19,823,926	$2,216,063,684
Derivatives:

Assets:
Futures Contract	$227,743	$—	$—	$227,743
Liabilities:
Futures Contract	$(13,898)	$—	$—	$(13,898)
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Core Bond Fund–45